Balanced Fund
Schedule of Investments
June 30, 2023 (Unaudited)
Common Stocks - 44.0% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 4.8
Mastercard, Inc. - Class A 10,500 4,129,650
Visa, Inc. - Class A 17,000 4,037,160
Fidelity National Information Services, Inc. 40,000 2,188,000
a
Multi-Sector Holdings 2.8
Berkshire Hathaway, Inc. - Class B
(a)
17,500 5,967,500
a
Insurance Brokers 2.2
Aon plc - Class A
(b)
14,000 4,832,800
a
Property & Casualty Insurance 1.8
Markel Group, Inc.
(a)
2,850 3,942,063
a
Financial Exchanges & Data 1.4
S&P Global, Inc. 7,500 3,006,675
a
Diversified Banks 1.4
JPMorgan Chase & Co. 20,000 2,908,800
a
14.4 31,012,648
Information Technology
Systems Software 4.1
Microsoft Corp. 15,000 5,108,100
Oracle Corp. 30,000 3,572,700
a
Semiconductors 3.3
Analog Devices, Inc. 26,000 5,065,060
Texas Instruments, Inc. 11,301 2,034,406
a
IT Consulting & Other Services 1.7
Accenture plc - Class A
(b)
12,000 3,702,960
a
Application Software 1.4
Roper Technologies, Inc. 6,200 2,980,960
a
10.5 22,464,186
Materials
Construction Materials 4.2
Vulcan Materials Co. 20,000 4,508,800
Martin Marietta Materials, Inc. 9,500 4,386,055
a
Industrial Gases 1.3
Linde plc 7,500 2,858,100
a
5.5 11,752,955
Health Care
Life Sciences Tools & Services 3.7
Danaher Corp. 16,500 3,960,000
Thermo Fisher Scientific, Inc. 7,500 3,913,125
a
Health Care Services 1.8
Laboratory Corp. of America Holdings 16,000 3,861,280
a
5.5 11,734,405
a
Communication Services
% of Net
Assets Shares $ Value
Cable & Satellite 2.1
Comcast Corp. - Class A 55,000 2,285,250
Liberty Broadband Corp. - Class C
(a)
28,000 2,243,080
a
Interactive Media & Services 1.7
Alphabet, Inc. - Class C
(a)
30,000 3,629,100
a
3.8 8,157,430
Industrials
Industrial Machinery & Supplies &
Components 2.4
Fortive Corp. 35,000 2,616,950
IDEX Corp. 12,000 2,583,120
a
Industrial Conglomerates 0.9
Honeywell International, Inc. 9,500 1,971,250
a
3.3 7,171,320
Consumer Staples
Distillers & Vintners 1.0
Diageo plc - ADR
(b)
12,500 2,168,500
a
Total Common Stocks (Cost $48,942,194) 94,461,444
Non-Convertible Preferred Stocks - 0.5% a
Qurate Retail, Inc. 8.00% 3/15/31 (Cost $3,038,411) 30,879 1,158,580
Corporate Bonds - 0.8% a
a a
$ Principal
Amount $ Value a
a
AutoZone, Inc.
3.63% 4/15/25 500,000 482,787
Brown & Brown, Inc (BRO)
4.2% 9/15/24 390,000 381,027
JPMorgan Chase & Co.
3.84% 6/14/25 Floating Rate (SOFR + 98) 200,000 195,660
U.S. Bancorp
2.4% 7/30/24 500,000 482,431
Vulcan Materials Co. (VMC)
5.8% 3/1/26 250,000 250,089
a
Total Corporate Bonds (Cost $1,833,655) 1,791,994
Corporate Convertible Bonds - 0.9% a
a
Redwood Trust, Inc.
5.63% 7/15/24 (Cost $1,949,776) 2,000,000 1,917,582

Balanced Fund
(Continued)
Schedule of Investments
June 30, 2023 (Unaudited)
Asset-Backed Securities - 8.3% a
a a
$ Principal
Amount $ Value a
a
Automobile
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2020-2 Class D – 2.13% 3/18/26 595,000 563,728
ARI Fleet Lease Trust (ARIFL)
Series 2022-A Class A2 – 3.12% 1/15/31
(c)
67,798 66,776
BOF URSA VI Funding Trust I (BOF)
Series 2023-CAR1 Class  A2 – 5.54% 10/27/31
(c)
132,448 130,665
Series 2023-CAR2 Class  A2 – 5.54% 10/27/31
(c)
308,451 304,301
CarMax Auto Owner Trust (CARMX)
Series 2020-3 Class D – 2.53% 1/15/27 360,000 345,783
Series 2021-3 Class C – 1.25% 5/17/27 380,000 341,912
CFMT LLC (CFMT)
Series 2021-AL1 Class B – 1.39% 9/22/31
(c)
285,536 274,197
Chesapeake Funding II LLC (CFII)
Series 2021-1A Class A1 – 0.47% 4/15/33
(c)
205,965 200,029
Series 2023-1A Class  A1 – 5.65% 5/15/35
(c)
487,868 484,203
Enterprise Fleet Financing LLC (EFF)
Series 2023-1 Class A2 – 5.51% 1/22/29
(c)
250,000 248,032
Series 2023-2 Class  A2 – 5.56% 4/22/30
(c)
400,000 398,047
Flagship Credit Auto Trust (FCAT)
Series 2020-4 Class C – 1.28% 2/16/27
(c)
300,000 288,717
Series 2023-1 Class A1 – 4.92% 2/15/24
(c)
57,924 57,907
Foursight Capital Automobile Receivables Trust (FCRT)
Series 2022-2 Class A2 – 4.49% 3/16/26
(c)
307,436 305,482
Series 2023-1 Class A1 – 4.97% 2/15/24
(c)
86,067 86,039
GLS Auto Receivables Issuer Trust (GCAR)
Series 2021-1A Class C – 1.2% 1/15/27
(c)
266,749 263,573
Series 2021-4A Class A – 0.84% 7/15/25
(c)
49,263 48,966
GM Financial Automobile Leasing Trust (GMALT)
Series 2021-3 Class B – 0.76% 7/21/25 490,000 470,138
JPMorgan Chase Auto Credit Linked Note (CACLN)
Series 2020-1 Class A5 – 0.99% 1/25/28
(c)
27,880 27,706
Series 2020-2 Class A2 – 0.84% 2/25/28
(c)
11,227 11,037
Series 2021-1 Class A2 – 0.88% 9/25/28
(c)
170,819 165,708
Series 2021-2 Class A4 – 0.89% 12/26/28
(c)
138,680 134,114
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class A – 1.3% 8/17/26
(c)
253,820 247,449
Series 2022-1A Class A – 5.21% 6/15/27
(c)
420,120 415,338
Series 2023-1A Class A2 – 5.68% 10/15/26
(c)
247,004 245,864
Series 2023-2A Class  A2 – 5.93% 6/15/27
(c)
400,000 398,177
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class A – 0.87% 7/14/28
(c)
500,000 472,366
Series 2022-1A Class C – 1.42% 7/14/28
(c)
447,000 398,122
Santander Drive Auto Receivables Trust (SDART)
Series 2020-2 Class D – 2.22% 9/15/26 289,102 283,968
Series 2020-4 Class C – 1.01% 1/15/26 28,603 28,490
Series 2022-6 Class A2 – 4.37% 5/15/25 60,297 60,206
SFS Auto Receivables Securitization Trust (SFS)
Series 2023-1A Class  A2A – 5.89% 3/22/27
(c)
100,000 99,891
Westlake Automobile Receivables Trust (WLAKE)
Series 2021-2A Class B – 0.62% 7/15/26
(c)
256,000 252,578
Series 2022-1A Class A2A – 1.97% 12/16/24
(c)
42,433 42,276
Wheels SPV 2 LLC (WHLS)
Series 2020-1A Class A2 – 0.51% 8/20/29
(c)
6,373 6,355
a
8,168,140
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO X LP (ABPCI)
Series 2020-10A Class A – 7.2% 1/20/32 Floating Rate
(Qtrly LIBOR + 195)
(b) (c) (d)
500,000 494,510
a
a a
$ Principal
Amount $ Value a
a
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class A1 – 6.75% 10/20/33 Floating
Rate (Qtrly LIBOR + 150)
(c) (d)
500,000 486,680
BlackRock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class A – 6.95% 4/20/33 Floating Rate
(Qtrly LIBOR + 170)
(b) (c) (d)
500,000 494,118
Capital Four US CLO II Ltd. (C4US)
Series 2022-1A Class A1 – 7.19% 10/20/30 Floating Rate
(TSFR3M + 214)
(b) (c) (d)
477,335 477,167
Cerberus Loan Funding LP (CERB)
Series 2020-1A Class A – 7.11% 10/15/31 Floating Rate
(Qtrly LIBOR + 185)
(b) (c) (d)
351,326 350,340
Series 2021-6A Class A – 6.66% 11/22/33 Floating Rate
(Qtrly LIBOR + 140)
(b) (c) (d)
79,055 78,764
Churchill Middle Market CLO III Ltd. (CHMML)
Series 2021-1A Class A1 – 6.77% 10/24/33 Floating Rate
(Qtrly LIBOR + 150)
(b) (c) (d)
250,000 243,900
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class A2 – 6.81% 4/25/33 Floating
Rate (Qtrly LIBOR + 155)
(b) (c) (d)
500,000 488,266
Golub Capital Partners CLO 54M LP (GOCAP)
Series 2021-54A Class A2 – 6.86% 8/5/33 Floating
Rate (Qtrly LIBOR + 153)
(b) (c) (d)
500,000 490,026
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 – 7.06% 9/14/33 Floating Rate
(Qtrly LIBOR + 150)
(b) (c) (d)
500,000 485,811
Palmer Square Loan Funding Ltd. (PSTAT)
Series 2021-1A Class A2 – 6.5% 4/20/29 Floating Rate
(Qtrly LIBOR + 125)
(b) (c) (d)
500,000 492,588
a
4,582,170
a
Consumer & Specialty Finance
Foundation Finance Trust (FFIN)
Series 2021-2A Class A – 2.19% 1/15/42
(c)
145,137 131,744
Lendingpoint Asset Securitization Trust (LDPT)
Series 2022-C Class A – 6.56% 2/15/30
(c)
239,310 239,023
Marlette Funding Trust (MFT)
Series  2023-1A Class A – 6.07% 4/15/33
(c)
198,131 197,451
Series 2022-1A Class A – 1.36% 4/15/32
(c)
26,867 26,705
Octane Receivables Trust (OCTL)
Series 2020-1A Class A2 – 1.71% 2/20/25
(c)
15,819 15,758
Series 2021-1A Class A5 – 0.93% 3/22/27
(c)
33,971 33,005
Series 2021-2A Class A – 1.21% 9/20/28
(c)
97,533 93,791
Series 2022-1A Class A2 – 4.18% 3/20/28
(c)
178,058 174,801
Series 2022-2A Class A – 5.11% 2/22/28
(c)
158,890 156,984
Upstart Securitization Trust (UPST)
Series 2021-3 Class A – 0.83% 7/20/31
(c)
24,253 24,016
Series 2021-5 Class A – 1.31% 11/20/31
(c)
62,244 60,864
a
1,154,142
a
Equipment
Amur Equipment Finance Receivables IX LLC (AXIS)
Series 2021-1A Class A2 – 0.75% 11/20/26
(c)
216,891 211,483
Amur Equipment Finance Receivables XI LLC (AXIS)
Series 2022-2A Class A2 – 5.3% 6/21/28
(c)
136,993 135,809
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class  A1 – 5.63% 6/20/24
(c)
250,000 250,049
Series 2023-1A Class  A2 – 6.09% 12/20/29
(c)
250,000 249,484
Dell Equipment Finance Trust (DEFT)
Series 2021-2 Class A2 – 0.53% 12/22/26
(c)
582,987 570,682
Series 2022-1 Class A2 – 2.11% 8/23/27
(c)
69,201 68,838

a
a a
$ Principal
Amount $ Value a
a
Series 2023-2 Class  A2 – 5.84% 1/22/29
(c)
200,000 199,555
DLLST LLC (DLLST)
Series 2022-1A Class A2 – 2.79% 1/22/24
(c)
127,660 127,276
GreatAmerica Leasing Receivables Funding LLC (GALC)
Series 2021-1 Class B – 0.72% 12/15/26
(c)
500,000 461,313
HPEFS Equipment Trust (HPEFS)
Series  2023-1A Class A2 – 5.43% 8/20/25
(c)
500,000 497,434
MMAF Equipment Finance LLC (MMAF)
Series 2022-A Class A2 – 2.77% 2/13/25
(c)
251,288 247,927
Series 2022-B Class A2 – 5.57% 9/9/25
(c)
250,000 248,716
Series 2022-B Class A3 – 5.61% 7/10/28
(c)
250,000 249,723
SCF Equipment Leasing LLC (SCFET)
Series 2022-2A Class A2 – 6.24% 7/20/28
(c)
192,134 192,116
Series 2022-2A Class A3 – 6.5% 10/21/30
(c)
250,000 252,029
3,962,434
a
Total Asset-Backed Securities (Cost $18,073,573) 17,866,886
Commercial Mortgage-Backed Securities - 2.7% a
a
AREIT Trust (AREIT)
Series 2021-CRE5 Class A – 6.24% 11/17/38 Floating
Rate (Mthly LIBOR + 108)
(c)
332,204 325,665
BFLD Trust (BFLD)
Series 2020-OBRK Class A – 7.31% 11/15/28 Floating
Rate (Mthly LIBOR + 205)
(c)
125,000 124,369
CLNC Ltd. (CLNC)
Series 2019-FL1 Class  AS – 6.76% 8/20/35 Floating
Rate (TSFR1M + 166)
(b) (c)
500,000 489,019
FS Rialto Issuer LLC (FSRI)
Series 2022-FL5 Class A – 7.39% 6/19/37 Floating Rate
(TSFR1M + 230)
(b) (c)
500,000 496,401
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A – 6.41% 7/16/35 Floating Rate
(Mthly LIBOR + 125)
(b) (c)
283,113 279,652
HERA Commercial Mortgage Ltd. (HCM)
Series  2021-FL1 Class A – 6.21% 2/18/38 Floating Rate
(US0001M + 105)
(b) (c)
431,902 417,625
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 – 6.21% 6/16/36 Floating Rate
(Mthly LIBOR + 105)
(b) (c)
192,499 190,767
Series 2021-FL1 Class AS – 6.56% 6/16/36 Floating
Rate (Mthly LIBOR + 140)
(b) (c)
500,000 487,313
Series 2021-FL2 Class A4 – 6.16% 9/17/36 Floating Rate
(Mthly LIBOR + 100)
(b) (c)
223,014 215,525
KREF Ltd. (KREF)
Series 2021-FL2 Class A4 – 6.23% 2/15/39 Floating
Rate (Mthly LIBOR + 107)
(b) (c)
500,000 484,571
Series 2022-FL3 Class A – 6.53% 2/17/39 Floating Rate
(Mthly SOFR + 145)
(b) (c)
500,000 489,061
LoanCore Issuer Ltd. (LNCR)
Series 2018-CRE1 Class D – 8.14% 5/15/28 Floating
Rate (US0001M + 295)
(b) (c)
400,000 402,245
Series 2021-CRE5 Class A – 6.49% 7/15/36 Floating
Rate (Mthly LIBOR + 130)
(b) (c)
500,000 490,868
PFP Ltd. (PFP)
Series 2022-9 Class A – 7.38% 8/19/35 Floating Rate
(TSFR1M + 218)
(b) (c)
250,000 249,752
STWD Ltd. (STWD)
Series 2022-FL3 Class A – 6.42% 11/15/38 Floating
Rate (SOFR 30 Day Avg + 135)
(b) (c)
500,000 491,630
a
a a
$ Principal
Amount $ Value a
a
VMC Finance LLC (VMC)
Series 2021-FL4 Class A – 6.26% 6/16/36 Floating Rate
(Mthly LIBOR + 110)
(c)
231,048 225,123
a
Total Commercial Mortgage-Backed Securities (Cost $5,919,537) 5,859,586
Mortgage-Backed Securities - 2.0% a
a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 3649 Class A – 4% 3/15/25 4,587 4,514
a
Pass-Through Securities
Pool# J14649 – 3.5% 4/1/26 13,112 12,797
Pool# E02948 – 3.5% 7/1/26 27,428 26,714
Pool# J16663 – 3.5% 9/1/26 16,091 15,643
Pool# ZS8692 – 2.5% 4/1/33 129,900 120,141
179,809
a
Federal National Mortgage Association
Pass-Through Securities
Pool# MA1502 – 2.5% 7/1/23 13 13
Pool# 995755 – 4.5% 5/1/24 665 657
Pool# AB1769 – 3% 11/1/25 10,196 9,913
Pool# AB3902 – 3% 11/1/26 28,509 27,510
Pool# AK3264 – 3% 2/1/27 23,336 22,478
Pool# AB6291 – 3% 9/1/27 133,995 128,640
Pool# MA3189 – 2.5% 11/1/27 111,634 106,270
Pool# MA3791 – 2.5% 9/1/29 258,661 242,189
Pool# BM5708 – 3% 12/1/29 124,973 119,761
Pool# AS7701 – 2.5% 8/1/31 676,686 627,577
Pool# MA3540 – 3.5% 12/1/33 76,047 72,908
1,357,916
a
Government National Mortgage Association
Pass-Through Securities
Pool# 5255 – 3% 12/20/26 27,564 26,660
a
Non-Government Agency
Collateralized Mortgage Obligations
Flagstar Mortgage Trust (FSMT)
Series 2021-7 Class B – 2.5% 8/25/51
(c) (d)
401,096 345,390
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2022-PJ1 Class AB – 2.5% 5/28/52
(c) (d)
443,652 378,410
JPMorgan Mortgage Trust (JPMMT)
Series 2014-5 Class B – 2.77% 10/25/29
(c) (d)
46,629 44,030
Series 2016-3 Class A – 2.98% 10/25/46
(c) (d)
141,131 129,294
Series 2017-3 Class A – 2.5% 8/25/47
(c) (d)
179,840 154,235
Series 2020-7 Class A – 3% 1/25/51
(c) (d)
29,525 28,638
Series 2020-8 Class A – 3% 3/25/51
(c) (d)
74,237 69,817
Series 2021-6 Class B – 2.5% 10/25/51
(c) (d)
521,780 450,061
Series 2021-8 Class B – 2.5% 12/25/51
(c) (d)
386,657 332,152
Series 2022-2 Class A4A – 2.5% 8/25/52
(c) (d)
309,655 265,450
JPMorgan Wealth Management (JPMWM)
Series 2020-ATR1 Class A – 3% 2/25/50
(c) (d)
32,591 31,757
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 – 2.5% 7/25/51
(c) (d)
364,326 314,402

Balanced Fund
(Continued)
Schedule of Investments
June 30, 2023 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A – 4.5% 8/25/49
(c) (d)
28,150 27,536
Series 2020-3 Class A – 3% 4/25/50
(c) (d)
35,925 34,123
2,605,295
a
Total Mortgage-Backed Securities (Cost $4,684,567) 4,169,680
U.S. Treasuries - 36.5% a
a
U.S. Treasury Notes
2.5% 8/15/23 2,000,000 1,993,401
2.88% 10/31/23 1,000,000 992,086
1.63% 10/31/23 2,000,000 1,976,438
2.13% 11/30/23 2,000,000 1,973,790
2.75% 2/15/24 2,000,000 1,967,247
2.13% 2/29/24 2,000,000 1,957,797
2% 4/30/24 2,000,000 1,944,531
2.5% 5/31/24 1,000,000 973,988
3% 6/30/24 2,000,000 1,952,906
1.25% 8/31/24 3,000,000 2,862,012
0.38% 9/15/24 2,000,000 1,885,508
4.25% 9/30/24 2,000,000 1,974,063
4.38% 10/31/24 2,000,000 1,976,211
2.25% 10/31/24 2,000,000 1,922,500
0.75% 11/15/24 2,000,000 1,881,484
1.13% 1/15/25 2,000,000 1,881,172
1.38% 1/31/25 2,000,000 1,886,563
2% 2/15/25 2,000,000 1,904,102
2.63% 3/31/25 2,000,000 1,920,117
0.38% 4/30/25 2,000,000 1,840,547
2.75% 5/15/25 3,000,000 2,882,109
0.25% 6/30/25 2,000,000 1,826,953
0.25% 7/31/25 2,000,000 1,820,352
3.13% 8/15/25 2,000,000 1,932,070
2.75% 8/31/25 2,000,000 1,916,250
3.5% 9/15/25 2,000,000 1,946,289
3% 10/31/25 2,000,000 1,924,063
2.25% 11/15/25 2,000,000 1,890,000
0.38% 11/30/25 2,000,000 1,805,742
0.38% 1/31/26 1,000,000 898,027
4% 2/15/26 1,000,000 984,785
0.5% 2/28/26 4,000,000 3,594,063
2.38% 4/30/26 2,000,000 1,886,406
0.75% 5/31/26 2,000,000 1,796,914
1.5% 8/15/26 2,000,000 1,828,516
1.63% 10/31/26 4,000,000 3,658,984
2% 11/15/26 3,000,000 2,775,586
1.88% 2/28/27 2,000,000 1,833,672
0.5% 8/31/27 2,000,000 1,716,211
2.25% 11/15/27 2,000,000 1,842,578
a
Total U.S. Treasuries (Cost $82,147,559) 78,426,033
Cash Equivalents - 4.3% a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.95%
(e)
1,198,578 1,198,578
a
a
$ Principal
Amount $ Value a
a
U.S. Treasury Bills, 4.41% to 4.9%, 7/25/23 to
8/22/23
(f)
8,000,000 7,959,088
a
Total Cash Equivalents (Cost $9,157,174) 9,157,666
Total Investments in Securities (Cost $175,746,446) 214,809,451
Other Assets Less Other Liabilities -  0.0% 70,947
Net Assets - 100% 214,880,398
Net Asset Value Per Share - Investor Class 16.15
Net Asset Value Per Share - Institutional Class 16.18
(a)
Non-income producing.
(b)
Foreign domiciled entity.
(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)
The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(e)
Rate presented represents the 30 day average yield at June 30, 2023.
(f)
Interest rates presented represent the effective yield at June 30, 2023.

Core Plus Income Fund
Schedule of Investments
June 30, 2023 (Unaudited)
Corporate Bonds - 14.9% a
a a
$ Principal
Amount $ Value a
Abercrombie & Fitch Management Co.
8.75% 7/15/25^
(a)
1,428,000 1,450,909
Ally Financial, Inc.
8% 11/1/31 2,000,000 2,077,915
American Airlines Group, Inc.
3.75% 3/1/25
(a)
1,000,000 949,884
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a)
3,300,000 3,272,246
5.75% 4/20/29
(a)
1,000,000 971,879
Ares Capital Corp.
2.88% 6/15/28 1,000,000 828,182
Ashtead Capital, Inc.
4.38% 8/15/27
(a)
1,000,000 941,006
4% 5/1/28
(a)
1,070,000 992,207
2.45% 8/12/31
(a)
500,000 392,736
5.55% 5/30/33
(a)
250,000 243,939
AT&T, Inc.
6.8% 5/15/36 713,000 758,198
Axalta Coating Systems LLC
3.38% 2/15/29
(a)
624,000 531,754
Bath & Body Works, Inc.
6.95% 3/1/33 3,675,000 3,301,710
6.88% 11/1/35 301,000 275,870
6.75% 7/1/36 2,756,000 2,483,518
Berkshire Hathaway Finance Corp.
4.25% 1/15/49 500,000 456,116
Broadcom, Inc.
3.42% 4/15/33
(a)
350,000 292,852
3.14% 11/15/35
(a)
1,014,000 778,161
Cantor Fitzgerald LP
4.5% 4/14/27
(a)
1,500,000 1,402,391
Carlisle Cos., Inc.
3.5% 12/1/24 532,000 513,612
3.75% 12/1/27 500,000 475,022
CDW LLC / CDW Finance Corp.
4.25% 4/1/28 4,000,000 3,672,285
3.28% 12/1/28 1,000,000 869,304
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.2% 3/15/28 650,000 609,640
Choice Hotels International, Inc.
3.7% 1/15/31 250,000 211,428
Cinemark USA, Inc.
5.88% 3/15/26
(a)
500,000 474,860
5.25% 7/15/28^
(a)
3,000,000 2,641,997
Compass Group Diversified Holdings LLC
5.25% 4/15/29
(a)
2,581,000 2,265,210
CoStar Group, Inc.
2.8% 7/15/30
(a)
5,846,000 4,829,000
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.5% 10/20/25
(a)
466,000 456,037
4.75% 10/20/28
(a)
1,100,000 1,068,644
Devon Energy Corp.
5.25% 10/15/27 325,000 320,309
4.5% 1/15/30 920,000 867,036
Diamondback Energy, Inc.
3.25% 12/1/26 75,000 70,504
3.5% 12/1/29 100,000 90,104
Dick's Sporting Goods, Inc.
3.15% 1/15/32 1,700,000 1,394,252
a
a a
$ Principal
Amount $ Value a
Dow Chemical Co. (The)
4.25% 10/1/34 1,052,000 956,632
Drax Finco PLC
6.63% 11/1/25
(a) (b)
1,000,000 986,258
Element Fleet Management Corp.
3.85% 6/15/25
(a) (b)
1,000,000 946,379
Energy Transfer LP
2.9% 5/15/25 500,000 473,957
Enterprise Products Operating LLC
4.45% 2/15/43 990,000 871,329
EPR Properties (EPR)
4.75% 12/15/26 1,250,000 1,138,706
4.5% 6/1/27 3,330,000 2,991,096
4.95% 4/15/28 3,830,000 3,425,752
3.6% 11/15/31 350,000 273,397
Essential Properties LP
2.95% 7/15/31 4,750,000 3,565,060
Expedia Group, Inc.
3.8% 2/15/28 484,000 453,082
3.25% 2/15/30 90,000 78,402
Gap, Inc. (The)
3.88% 10/1/31
(a)
106,000 72,702
Hercules Capital, Inc.
2.63% 9/16/26 1,000,000 856,574
Highwoods Realty LP
3.88% 3/1/27 750,000 674,539
3.05% 2/15/30 1,600,000 1,244,903
2.6% 2/1/31 500,000 366,987
Host Hotels & Resorts LP
Series H 3.38% 12/15/29 612,000 523,541
Indiana Bell Telephone Co., Inc.
7.3% 8/15/26 535,000 559,225
International Flavors & Fragrances, Inc. (IFF)
4.45% 9/26/28 1,662,000 1,559,186
5% 9/26/48 1,500,000 1,272,032
JPMorgan Chase & Co.
0.65% 9/16/24 Floating Rate (Qtrly SOFR + 60) 1,000,000 988,400
Kilroy Realty, LP
2.65% 11/15/33 280,000 190,067
Kite Realty Group Trust (KRG)
4.75% 9/15/30 695,000 625,594
Lennar Corp.
4.75% 5/30/25 622,000 608,058
LKQ Corp.
6.25% 6/15/33
(a)
5,000,000 5,040,127
LXP Industrial Trust
2.7% 9/15/30 500,000 399,940
Markel Group Inc.
3.5% 11/1/27 550,000 512,898
Marriott International, Inc.
Series HH 2.85% 4/15/31 500,000 420,711
Masonite International Corp.
5.38% 2/1/28
(a)
646,000 616,452
3.5% 2/15/30
(a)
200,000 168,472
MasTec, Inc.
4.5% 8/15/28
(a)
1,500,000 1,384,742
Micron Technology, Inc.
4.19% 2/15/27 500,000 479,295
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd.
6.5% 6/20/27
(a)
1,444,000 1,448,905

Core Plus Income Fund
(Continued)
Schedule of Investments
June 30, 2023 (Unaudited)
a
a a
$ Principal
Amount $ Value a
MPLX LP
4.88% 6/1/25 190,000 186,497
4% 3/15/28 85,000 80,164
4.8% 2/15/29 250,000 241,252
4.7% 4/15/48 551,000 453,008
OneMain Finance Corp.
3.88% 9/15/28 1,994,000 1,631,890
5.38% 11/15/29 3,303,000 2,811,208
Oracle Corp.
4.13% 5/15/45 1,000,000 784,336
3.6% 4/1/50 470,000 336,116
Owl Rock Core Income Corp.
5.5% 3/21/25 6,807,000 6,553,960
PDC Energy, Inc.
6.13% 9/15/24 407,000 407,160
5.75% 5/15/26 2,827,000 2,818,227
Phillips Edison Grocery Center Operating Partnership I LP
2.63% 11/15/31 4,100,000 3,040,023
Physicians Realty LP
4.3% 3/15/27 1,271,000 1,197,716
2.63% 11/1/31 3,000,000 2,338,972
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 798,000 703,844
4.3% 1/31/43 75,000 56,169
Realty Income Corp.
4.85% 3/15/30 1,000,000 968,098
RELX Capital, Inc.
4% 3/18/29 500,000 476,991
4.75% 5/20/32 250,000 245,414
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
3.88% 3/1/31
(a)
200,000 162,352
4% 10/15/33
(a)
1,450,000 1,135,625
Spirit Realty LP
4% 7/15/29 2,000,000 1,762,080
STORE Capital Corp.
4.5% 3/15/28 503,000 439,816
4.63% 3/15/29 500,000 421,694
2.7% 12/1/31 1,250,000 870,658
Take-Two Interactive Software, Inc.
3.7% 4/14/27 1,000,000 947,310
Tempur Sealy International, Inc.
4% 4/15/29
(a)
400,000 346,725
3.88% 10/15/31
(a)
1,500,000 1,224,042
T-Mobile USA, Inc.
2.63% 4/15/26 250,000 231,912
3.38% 4/15/29 4,000,000 3,615,791
Twilio, Inc.
3.88% 3/15/31 300,000 250,110
United Wholesale Mortgage LLC
5.75% 6/15/27
(a)
200,000 182,796
5.5% 4/15/29
(a)
700,000 600,943
VICI Properties LP
4.95% 2/15/30 500,000 469,492
VICI Properties LP/VICI Note Co., Inc.
4.13% 8/15/30
(a)
1,120,000 987,090
VistaJet Malta Finance PLC / Vista Management Holding,
Inc.
7.88% 5/1/27
(a) (b)
3,962,000 3,563,324
6.38% 2/1/30
(a) (b)
100,000 80,613
a
a a
$ Principal
Amount $ Value a
Vontier Corp.
2.95% 4/1/31 100,000 80,088
a
Total Corporate Bonds (Cost $128,559,586) 122,107,623
Corporate Convertible Bonds - 0.3% a
Redwood Trust, Inc.
4.75% 8/15/23 850,000 848,966
5.63% 7/15/24 700,000 671,154
5.75% 10/1/25 500,000 437,487
a
Total Corporate Convertible Bonds (Cost $2,034,226) 1,957,607
Asset-Backed Securities - 27.6% a
Automobile
ACC Auto Trust (AUTOC)
Series 2021-A Class A – 1.08% 4/15/27
(a)
17,890 17,850
ACM Auto Trust (ACM)
Series 2023-1A Class B – 7.26% 1/22/30
(a)
2,550,000 2,539,413
Series 2023-1A Class C – 8.59% 1/22/30
(a)
2,500,000 2,488,408
Series 2023-2A Class  A – 7.97% 6/20/30
(a)
7,500,000 7,499,755
Series 2023-2A Class  B – 9.85% 6/20/30
(a)
7,000,000 6,864,072
American Credit Acceptance Receivables Trust (ACAR)
Series 2020-4 Class D – 1.77% 12/14/26
(a)
2,600,000 2,515,970
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2020-3 Class D – 1.49% 9/18/26 1,250,000 1,156,946
Series 2022-1 Class C – 2.98% 9/20/27 450,000 419,682
Arivo Acceptance Auto Loan Receivables Trust (ARIVO)
Series 2021-1A Class A – 1.19% 1/15/27
(a)
30,553 29,804
Series 2022-2A Class C – 9.84% 3/15/29
(a)
1,000,000 1,028,986
Avid Automobile Receivables Trust (AVID)
Series 2023-1 Class A – 6.63% 7/15/26
(a)
1,666,842 1,659,830
Series 2023-1 Class B – 7.12% 3/15/27
(a)
1,500,000 1,485,769
BOF URSA VI Funding Trust I (BOF)
Series 2023-CAR1 Class  A2 – 5.54% 10/27/31
(a)
662,238 653,326
Series 2023-CAR2 Class  A2 – 5.54% 10/27/31
(a)
1,542,257 1,521,503
BOF VII AL Funding Trust I (BOF)
Series 2023-CAR3 Class  A2 – 6.29% 7/26/32
(a)
5,000,000 4,989,156
CFMT LLC (CFMT)
Series 2021-AL1 Class B – 1.39% 9/22/31
(a)
666,250 639,793
Drive Auto Receivables Trust (DRIVE)
Series 2021-1 Class D – 1.45% 1/16/29 610,000 574,025
DT Auto Owner Trust (DTAOT)
Series 2019-3A Class D – 2.96% 4/15/25
(a)
404,446 401,342
Enterprise Fleet Financing LLC (EFF)
Series 2023-2 Class  A2 – 5.56% 4/22/30
(a)
2,000,000 1,990,235
Exeter Automobile Receivables Trust (EART)
Series 2021-4A Class C – 1.46% 10/15/27 1,145,000 1,096,083
First Help Financial Trust (FHF)
Series 2023-1A Class  A2 – 6.57% 6/15/28
(a)
3,500,000 3,467,425
First Investors Auto Owner Trust (FIAOT)
Series 2022-1A Class A – 2.03% 1/15/27
(a)
196,338 191,210
Series 2022-2A Class D – 8.71% 10/16/28
(a)
1,000,000 1,037,427
Flagship Credit Auto Trust (FCAT)
Series 2021-1 Class E – 2.72% 4/17/28
(a)
1,500,000 1,367,905
Series 2021-2 Class C – 1.27% 6/15/27
(a)
2,100,000 1,958,590
Series 2021-3 Class C – 1.46% 9/15/27
(a)
255,000 233,335

a
a a
$ Principal
Amount $ Value a
Series 2021-4 Class D – 2.26% 12/15/27
(a)
350,000 313,681
Foursight Capital Automobile Receivables Trust (FCRT)
Series 2022-2 Class A2 – 4.49% 3/16/26
(a)
307,436 305,482
GLS Auto Receivables Issuer Trust (GCAR)
Series 2020-2A Class B – 3.16% 6/16/25
(a)
75,342 75,212
Series 2021-1A Class C – 1.2% 1/15/27
(a)
280,788 277,445
Series 2021-2A Class D – 1.42% 4/15/27
(a)
405,000 375,907
Series 2021-3A Class C – 1.11% 9/15/26
(a)
800,000 763,183
Series 2021-4A Class D – 2.48% 10/15/27
(a)
455,000 418,833
JPMorgan Chase Bank NA (CACLN)
Series 2020-1 Class D – 1.89% 1/25/28
(a)
27,880 27,719
Series 2020-1 Class F – 6.68% 1/25/28
(a)
1,967,000 1,963,903
Series 2021-2 Class E – 2.28% 12/26/28
(a)
277,360 269,380
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class A – 1.3% 8/17/26
(a)
444,184 433,035
Series 2021-1A Class D – 3.99% 11/15/29
(a)
3,740,000 3,401,330
Series 2022-1A Class B – 5.87% 9/15/27
(a)
1,720,000 1,702,130
Series 2022-1A Class C – 6.85% 4/15/30
(a)
2,000,000 1,994,546
Series 2023-1A Class D – 7.3% 6/17/30
(a)
3,000,000 3,026,747
Series 2023-2A Class  A2 – 5.93% 6/15/27
(a)
4,000,000 3,981,766
Lendbuzz Securitization Trust (LBST)
Series 2023-1A Class A2 – 6.92% 8/15/28
(a)
5,000,000 4,961,010
Series 2023-2A Class  A1 – 5.84% 5/15/24
(a)
4,160,488 4,161,010
Lobel Automobile Receivables Trust (LOBEL)
Series 2023-1 Class  A – 6.97% 7/15/26
(a)
2,700,299 2,685,364
OneMain Direct Auto Receivables Trust (ODART)
Series 2022-1A Class C – 1.42% 7/14/28
(a)
4,000,000 3,562,613
Prestige Auto Receivables Trust (PART)
Series 2022-1A Class C – 7.09% 8/15/28
(a)
1,000,000 1,002,560
Santander Bank NA (SBCLN)
Series 2021-1A Class C – 3.27% 12/15/31
(a)
205,677 198,865
Tricolor Auto Securitization Trust (TCAST)
Series 2023-1A Class A – 6.48% 8/17/26
(a)
1,642,588 1,638,125
Series 2023-1A Class B – 6.84% 11/16/26
(a)
1,480,000 1,469,897
United Auto Credit Securitization Trust (UACST)
Series 2023-1 Class A – 5.57% 7/10/25
(a)
577,018 575,908
Westlake Automobile Receivables Trust (WLAKE)
Series 2021-1A Class C – 0.95% 3/16/26
(a)
540,000 527,530
a
87,941,021
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO X LP (ABPCI)
Series 2020-10A Class B1 – 7.6% 1/20/32 Floating Rate
(Qtrly LIBOR + 235)
(a) (b) (c)
1,000,000 982,221
ABPCI Direct Lending Fund CLO XI LP (ABPCI)
Series 2022-11A Class B1 – 8.68% 10/27/34 Floating
Rate (TSFR3M + 360)
(a) (b) (c)
1,500,000 1,501,928
ABPCI Direct Lending Fund CLO XII Ltd. (ABPCI)
Series  2023-12A Class B – 8.3% 4/29/35 Floating Rate
(TSFR3M + 350)
(a) (b) (c)
2,000,000 1,994,718
Antares CLO Ltd. (ANTRS)
Series 2017-2A Class  DR – 9% 10/20/33 Floating Rate
(US0003M + 375)
(a) (b) (c)
2,000,000 1,835,094
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class B – 7.2% 10/20/33 Floating Rate
(Qtrly LIBOR + 195)
(a) (c)
3,000,000 2,818,533
AUF Funding LLC (AUF)
Series 2022-1A Class B1 – 8.8% 1/20/31 Floating Rate
(TSFR3M + 375)
(a) (c)
1,500,000 1,501,476
a
a a
$ Principal
Amount $ Value a
BCRED MML CLO LLC (BXCMM)
Series 2022-1A Class A1 – 6.7% 4/20/35 Floating Rate
(Qtrly SOFR + 165)
(a) (b) (c)
1,000,000 975,791
BlackRock Elbert CLO V LLC (ELB)
Series 5A Class AR – 7.1% 6/15/34 Floating Rate
(TSFR3M + 185)
(a) (b) (c)
1,040,000 1,025,029
BlackRock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class B – 7.3% 4/20/33 Floating Rate
(Qtrly LIBOR + 205)
(a) (b) (c)
1,800,000 1,728,817
Brightwood Capital MM CLO Ltd. (BWCAP)
Series 2020-1A Class A1R – 7.79% 1/15/31 Floating Rate
(TSFR3M + 280)
(a) (b) (c)
2,442,945 2,442,838
Capital Four US CLO II Ltd. (C4US)
Series 2022-1A Class B – 8.15% 10/20/30 Floating Rate
(TSFR3M + 310)
(a) (b) (c)
1,000,000 999,942
Cerberus Loan Funding LP (CERB)
Series 2020-1A Class B – 7.81% 10/15/31 Floating Rate
(Qtrly LIBOR + 255)
(a) (b) (c)
500,000 492,643
Series 2020-1A Class C – 8.96% 10/15/31 Floating Rate
(Qtrly LIBOR + 370)
(a) (b) (c)
500,000 491,183
Series 2020-2A Class A – 7.16% 10/15/32 Floating Rate
(Qtrly LIBOR + 190)
(a) (b) (c)
495,000 491,636
Series 2020-2A Class B – 7.86% 10/15/32 Floating Rate
(Qtrly LIBOR + 260)
(a) (b) (c)
500,000 491,110
Series 2021-2A Class B – 7.16% 4/22/33 Floating Rate
(Qtrly LIBOR + 190)
(a) (b) (c)
1,500,000 1,433,127
Series 2021-6A Class B – 7.01% 11/22/33 Floating Rate
(Qtrly LIBOR + 175)
(a) (b) (c)
1,650,000 1,635,254
Series 2022-1A Class A2 – 4.02% 4/15/34
(a)
1,750,000 1,597,654
Churchill Middle Market CLO III Ltd. (CHMML)
Series 2021-1A Class A1 – 6.77% 10/24/33 Floating Rate
(Qtrly LIBOR + 150)
(a) (b) (c)
1,000,000 975,598
Deerpath Capital CLO Ltd. (DPATH)
Series 2020-1A Class  A1 – 7.11% 4/17/32 Floating Rate
(US0003M + 185)
(a) (b) (c)
2,500,000 2,489,239
Series 2021-2A Class A1 – 6.86% 1/15/34 Floating Rate
(Qtrly LIBOR + 160)
(a) (b) (c)
1,000,000 978,177
Series 2021-2A Class C – 8.16% 1/15/34 Floating Rate
(Qtrly LIBOR + 290)
(a) (b) (c)
2,300,000 2,181,617
Series 2022-1A Class A1 – 6.94% 7/15/33 Floating Rate
(TSFR3M + 195)
(a) (b) (c)
750,000 741,473
Series 2023-1A Class B1 – 8.64% 4/15/35 Floating Rate
(TSFR3M + 390)
(a) (b) (c)
2,500,000 2,499,925
Series 2023-1A Class C – 9.99% 4/15/35 Floating Rate
(TSFR3M + 525)
(a) (b) (c)
1,500,000 1,495,974
Fortress Credit Opportunities IX CLO Ltd. (FCO)
Series 2017-9A Class A1TR – 6.81% 10/15/33 Floating
Rate (Qtrly LIBOR + 155)
(a) (b) (c)
1,500,000 1,461,885
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class B – 7.11% 4/25/33 Floating Rate
(Qtrly LIBOR + 185)
(a) (b) (c)
1,500,000 1,421,280
Fortress Credit Opportunities XXI CLO LLC (FCO)
Series 2023-21A Class AT – 7.32% 1/21/35 Floating Rate
(TSFR3M + 265)
(a) (c)
2,000,000 1,998,324
Series 2023-21A Class C – 9.57% 1/21/35 Floating Rate
(TSFR3M + 490)
(a) (c)
1,000,000 994,961
Golub Capital Partners ABS Funding (GOCAP)
Series 2023-1A Class  A – 7.46% 7/25/33
(a)
5,000,000 5,000,000
Golub Capital Partners CLO 31M Ltd. (GOCAP)
Series 2016-31A Class CR – 8.23% 8/5/30 Floating Rate
(Qtrly LIBOR + 290)
(a) (b) (c)
1,000,000 973,422
Golub Capital Partners CLO 54M LP (GOCAP)
Series 2021-54A Class B – 7.18% 8/5/33 Floating Rate
(Qtrly LIBOR + 185)
(a) (b) (c)
500,000 474,417

Core Plus Income Fund
(Continued)
Schedule of Investments
June 30, 2023 (Unaudited)
a
a a
$ Principal
Amount $ Value a
Series 2021-54A Class C – 7.98% 8/5/33 Floating Rate
(Qtrly LIBOR + 265)
(a) (b) (c)
1,000,000 943,490
Golub Capital Partners Short Duration (GSHOR)
Series 2022-1A Class B1 – 8.57% 10/25/31 Floating
Rate (TSFR3M + 350)
(a) (c)
1,000,000 1,003,153
Guggenheim MM CLO Ltd. (GUGG)
Series 2021-4A Class B – 7.51% 1/15/34 Floating Rate
(Qtrly LIBOR + 225)
(a) (b) (c)
2,500,000 2,366,630
Ivy Hill Middle Market Credit Fund IX Ltd. (IVYH)
Series 9A Class A1TR – 6.69% 4/23/34 Floating Rate
(Qtrly SOFR + 162)
(a) (b) (c)
1,500,000 1,458,489
KKR Lending Partners III CLO LLC (KKRLP)
Series 2021-1A Class B – 7.15% 10/20/30 Floating Rate
(Qtrly LIBOR + 190)
(a) (c)
3,000,000 2,902,164
KKR Static CLO I Ltd. (KKRS)
Series 2022-1A Class B – 7.65% 7/20/31 Floating Rate
(TSFR3M + 260)
(a) (b) (c)
1,250,000 1,251,563
Maranon Loan Funding Ltd. (MRNON)
Series 2021-2RA Class BR – 7.31% 7/15/33 Floating
Rate (Qtrly LIBOR + 205)
(a) (b) (c)
2,500,000 2,424,640
Monroe Capital Funding CLO X Ltd. (MCF)
Series  2023-1A Class B – 8.33% 4/15/35 Floating Rate
(TSFR3M + 350)
(a) (c)
1,500,000 1,491,285
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class C – 8.21% 9/14/33 Floating Rate
(Qtrly LIBOR + 265)
(a) (b) (c)
2,000,000 1,913,390
NXT Capital CLO LLC (NXT)
Series 2020-1A Class  C – 8.6% 1/20/31 Floating Rate
(US0003M + 335)
(a) (c)
800,000 776,181
Series 2020-1A Class B – 7.65% 1/20/31 Floating Rate
(US0003M + 240)
(a) (c)
1,400,000 1,356,917
Owl Rock CLO IX LLC (OR)
Series 2022-9A Class B – 9.13% 11/20/34 Floating Rate
(TSFR3M + 400)
(a) (c)
1,000,000 1,002,237
Owl Rock CLO VIII LLC (OR)
Series 2022-8A Class AT – 7.63% 11/20/34 Floating
Rate (TSFR3M + 250)
(a) (c)
1,000,000 997,942
Owl Rock CLO XII LLC (OR)
Series 2023-12A Class  B 7/20/34 Floating Rate
(TSFR3M + 355)
(a) (b) (c)
1,000,000 1,000,000
Palmer Square Loan Funding Ltd. (PSTAT)
Series 2021-1A Class A2 – 6.5% 4/20/29 Floating Rate
(Qtrly LIBOR + 125)
(a) (b) (c)
250,000 246,294
Series 2021-1A Class B – 7.05% 4/20/29 Floating Rate
(Qtrly LIBOR + 180)
(a) (b) (c)
1,000,000 981,373
PennantPark CLO VI LLC (PCLO)
Series  2023-6A Class B1 – 8.71% 4/22/35 Floating
Rate (TSFR3M + 375)
(a) (c)
2,000,000 1,992,836
Twin Brook CLO (TWBRK)
Series 2023-1A Class B – 7.99% 4/20/35 Floating Rate
(TSFR3M + 320)
(a) (c)
1,000,000 1,001,552
Series 2023-1A Class C – 8.89% 4/20/35 Floating Rate
(TSFR3M + 410)
(a) (c)
3,000,000 3,004,074
a
76,239,496
a
Consumer & Specialty Finance
ACHV ABS Trust (ACHV)
Series 2023-1PL Class B – 6.8% 3/18/30
(a)
1,000,000 995,127
Affirm Asset Securitization Trust (AFFRM)
Series 2021-B Class A – 1.03% 8/17/26
(a)
1,250,000 1,216,197
Series 2022-Z1 Class A – 4.55% 6/15/27
(a)
743,939 733,625
a
a a
$ Principal
Amount $ Value a
Bankers Healthcare Group Securitization Trust (BHG)
Series  2023-A Class A – 5.55% 4/17/36
(a)
960,112 946,419
Series 2020-A Class A – 2.56% 9/17/31
(a)
130,282 127,764
Series 2021-A Class A – 1.42% 11/17/33
(a)
221,294 206,521
Series 2022-B Class B – 4.84% 6/18/35
(a)
1,498,342 1,434,825
Conn's Receivables Funding LLC (CONN)
Series 2021-A Class B – 2.87% 5/15/26
(a)
263,525 262,990
Series 2022-A Class A – 5.87% 12/15/26
(a)
44,610 44,612
Driven Brands Funding LLC (HONK)
Series 2019-2A Class A2 – 3.98% 10/20/49
(a)
482,500 439,413
Foundation Finance Trust (FFIN)
Series 2019-1A Class A – 3.86% 11/15/34
(a)
73,784 72,533
Series 2021-1A Class B – 1.87% 5/15/41
(a)
3,421,000 2,962,007
FREED ABS Trust (FREED)
Series 2022-1FP Class C – 2.51% 3/19/29
(a)
2,530,000 2,426,419
Series 2022-3FP Class B – 5.79% 8/20/29
(a)
1,445,399 1,436,934
Series 2022-4FP Class C – 8.59% 12/18/29
(a)
2,000,000 2,039,410
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class B – 4.22% 2/25/39
(a)
186,609 178,558
Lendingpoint Asset Securitization Trust (LDPT)
Series 2022-C Class A – 6.56% 2/15/30
(a)
1,196,548 1,195,117
LendingPoint Asset Securitization Trust (LDPT)
Series 2020-REV1 Class A – 2.73% 10/15/28
(a)
386,669 384,663
LP LMS Asset Securitization Trust (LPMS)
Series  2023-1A Class A – 8.18% 10/17/33
(a)
3,309,172 3,292,747
Marlette Funding Trust (MFT)
Series  2023-1A Class A – 6.07% 4/15/33
(a)
1,386,917 1,382,158
Series 2021-2A Class B – 1.06% 9/15/31
(a)
223,997 220,558
Series 2022-1A Class A – 1.36% 4/15/32
(a)
107,468 106,821
Octane Receivables Trust (OCTL)
Series 2020-1A Class B – 1.98% 6/20/25
(a)
4,190,000 4,117,079
Series 2021-1A Class B – 1.53% 4/20/27
(a)
700,000 649,619
Series 2022-1A Class A2 – 4.18% 3/20/28
(a)
415,468 407,869
Pagaya AI Debt Selection Trust (PAID)
Series 2021 Class B – 1.82% 1/16/29
(a)
364,066 342,000
Series 2021-1 Class A – 1.18% 11/15/27
(a)
44,769 44,672
Pagaya AI Debt Trust (PAID)
Series 2022-2 Class A – 4.97% 1/15/30
(a)
789,929 779,804
Series 2022-3 Class A – 6.06% 3/15/30
(a)
1,559,537 1,553,083
Series 2022-5 Class A – 8.1% 6/17/30
(a)
1,157,957 1,165,936
Series 2023-1 Class A – 7.56% 7/15/30
(a)
2,723,632 2,727,662
Series 2023-3 Class  A – 7.6% 12/16/30
(a)
4,946,367 4,960,936
Sierra Timeshare Receivables Funding LLC (SRFC)
Series 2019-2A Class B – 2.82% 5/20/36
(a)
115,197 110,826
Theorem Funding Trust (THRM)
Series 2021-1A Class A – 1.21% 12/15/27
(a)
115,625 114,934
Series 2021-1A Class B – 1.84% 12/15/27
(a)
1,000,000 971,513
Series 2022-2A Class B – 9.27% 12/15/28
(a)
1,000,000 1,012,970
Series 2022-3A Class A – 7.6% 4/15/29
(a)
694,602 698,958
Upstart Securitization Trust (UPST)
Series 2021-1 Class B – 1.89% 3/20/31
(a)
95,510 94,717
Series 2021-1 Class C – 4.06% 3/20/31
(a)
250,000 238,103
Series 2021-2 Class A – 0.91% 6/20/31
(a)
3,901 3,889
Series 2023-2 Class  A – 6.77% 6/20/33
(a)
6,000,000 5,991,562
a
48,091,550
a
Equipment
Amur Equipment Finance Receivables IX LLC (AXIS)
Series 2021-1A Class B – 1.38% 2/22/27
(a)
1,035,000 978,574
Series 2021-1A Class D – 2.3% 11/22/27
(a)
500,000 461,384

a
a a
$ Principal
Amount $ Value a
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class  A2 – 6.09% 12/20/29
(a)
1,000,000 997,937
CCG Receivables Trust (CCG)
Series 2019-2 Class B – 2.55% 3/15/27
(a)
165,588 165,353
Dext ABS LLC (DEXT)
Series 2020-1 Class B – 1.92% 11/15/27
(a)
800,000 786,005
SCF Equipment Leasing LLC (SCFET)
Series 2019-2A Class A2 – 2.47% 4/20/26
(a)
53,817 53,591
a
3,442,844
a
Other
Jersey Mike's Funding (JMIKE)
Series 2019-1A Class A2 – 4.43% 2/15/50
(a)
992,500 913,220
Monroe Capital ABS Funding II Ltd. (MCF)
Series 2023-1A Class D – 10.2% 4/22/33
(a)
3,500,000 3,380,585
Oxford Finance Funding Trust (OXFIN)
Series 2023-1A Class A2 – 6.72% 2/15/31
(a)
5,000,000 4,896,847
Zaxby's Funding LLC (ZAXBY)
Series 2021-1A Class A2 – 3.24% 7/30/51
(a)
1,228,125 1,027,443
10,218,095
a
Total Asset-Backed Securities (Cost $229,168,041) 225,933,006
Commercial Mortgage-Backed Securities - 6.1% a
Arbor Realty Commercial Real Estate Notes Ltd. (ARCLO)
Series 2019-FL2 Class  D – 7.71% 9/15/34 Floating Rate
(TSFR1M + 256)
(a) (b)
613,000 583,401
Series 2019-FL2 Class B – 7.01% 9/15/34 Floating Rate
(TSFR1M + 186)
(a) (b)
2,340,000 2,333,895
Series 2019-FL2 Class C – 7.41% 9/15/34 Floating Rate
(TSFR1M + 226)
(a) (b)
5,593,333 5,495,606
AREIT Trust (AREIT)
Series 2021-CRE5 Class A – 6.24% 11/17/38 Floating
Rate (Mthly LIBOR + 108)
(a)
664,407 651,330
BDS Ltd. (BDS)
Series 2021-FL10 Class C – 7.46% 12/16/36 Floating
Rate (Mthly LIBOR + 230)
(a) (b)
1,250,000 1,194,692
BFLD Trust (BFLD)
Series 2020-OBRK Class A – 7.31% 11/15/28 Floating
Rate (Mthly LIBOR + 205)
(a)
1,780,000 1,771,010
BPCRE Ltd. (BPCRE)
Series 2022-FL2 Class C – 9.59% 1/16/37 Floating Rate
(TSFR1M + 450)
(a) (b)
2,500,000 2,479,248
BPR Trust (BPR)
Series 2021-TY Class B – 6.34% 9/15/38 Floating Rate
(US0001M + 115)
(a)
3,250,000 3,028,395
BRSP Ltd. (BRSP)
Series 2021-FL1 Class  E – 8.66% 8/19/38 Floating Rate
(US0001M + 345)
(a) (b)
4,000,000 3,522,552
Series 2021-FL1 Class B – 7.11% 8/19/38 Floating Rate
(US0001M + 190)
(a) (b)
1,100,000 1,055,145
FS Rialto Issuer LLC (FSRI)
Series 2022-FL7 Class A – 7.99% 10/19/39 Floating
Rate (TSFR1M + 290)
(a)
1,000,000 996,703
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A – 6.41% 7/16/35 Floating Rate
(Mthly LIBOR + 125)
(a) (b)
1,132,454 1,118,608
a
a a
$ Principal
Amount $ Value a
HERA Commercial Mortgage Ltd. (HCM)
Series 2021-FL1 Class C – 7.11% 2/18/38 Floating Rate
(US0001M + 195)
(a) (b)
650,000 614,970
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 – 6.21% 6/16/36 Floating Rate
(Mthly LIBOR + 105)
(a) (b)
705,495 699,147
Series 2021-FL1 Class AS – 6.56% 6/16/36 Floating
Rate (Mthly LIBOR + 140)
(a) (b)
2,000,000 1,949,254
Series 2021-FL1 Class B – 6.76% 6/16/36 Floating Rate
(Mthly LIBOR + 160)
(a) (b)
5,100,000 4,933,240
Series 2021-FL1 Class C – 6.86% 6/16/36 Floating Rate
(US0001M + 170)
(a) (b)
450,000 425,688
Series 2021-FL2 Class D – 7.31% 9/17/36 Floating Rate
(Mthly LIBOR + 215)
(a) (b)
1,000,000 927,651
Hilton USA Trust (HILT)
Series 2016-SFP Class E – 5.52% 11/5/35
(a)
840,000 614,650
ILPT Commercial Mortgage Trust (ILPT)
Series 2022-LPF2 Class B – 7.89% 10/15/39 Floating
Rate (TSFR1M + 274)
(a)
1,000,000 992,219
KREF Ltd. (KREF)
Series 2021-FL2 Class B – 6.81% 2/15/39 Floating Rate
(Mthly LIBOR + 165)
(a) (b)
2,500,000 2,361,930
LoanCore Issuer Ltd. (LNCR)
Series 2018-CRE1 Class C – 7.74% 5/15/28 Floating
Rate (Mthly LIBOR + 255)
(a) (b)
1,000,000 984,022
Series 2018-CRE1 Class D – 8.14% 5/15/28 Floating
Rate (US0001M + 295)
(a) (b)
1,000,000 1,005,613
MF1 Multifamily Housing Mortgage Loan Trust (MFHM)
Series 2021-FL5 Class AS – 6.46% 7/15/36 Floating
Rate (TSFR1M + 131)
(a) (b)
3,575,000 3,481,596
PFP Ltd. (PFP)
Series 2021-8 Class  E – 7.66% 8/9/37 Floating Rate
(US0001M + 250)
(a) (b)
750,000 626,073
Series 2022-9 Class A – 7.38% 8/19/35 Floating Rate
(TSFR1M + 218)
(a) (b)
750,000 749,254
STWD Ltd. (STWD)
Series 2021-FL2 Class  C – 7.26% 4/18/38 Floating Rate
(US0001M + 210)
(a) (b)
2,109,000 1,967,443
Series 2022-FL3 Class B – 7.02% 11/15/38 Floating Rate
(SOFR 30 Day Avg. + 195)
(a) (b)
2,500,000 2,407,343
VMC Finance LLC (VMC)
Series 2021-FL4 Class A – 6.26% 6/16/36 Floating Rate
(Mthly LIBOR + 110)
(a)
924,191 900,491
a
Total Commercial Mortgage-Backed Securities (Cost $50,567,518) 49,871,169
Mortgage-Backed Securities - 9.9% a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 5026 Class DH – 1.75% 9/25/43 445,342 397,526
Series 4949 Class BC – 2.25% 3/25/49 235,667 206,166
a
Pass-Through Securities
Pool# C91945 – 3% 8/1/37 245,047 226,327
POOL# SD8258 – Series 8258 5% 10/1/52 9,481,342 9,297,721
POOL# SD8267 – Series 8267 5% 11/1/52 3,827,288 3,754,747
POOL# SD8323 – Series 8323 5% 5/1/53 6,914,273 6,779,480
POOL# SD8324 – Series 8324 5.5% 5/1/53 8,860,501 8,822,940
POOL# SD8341 – Series 8341 5% 7/1/53 5,000,000 4,902,120

Core Plus Income Fund
(Continued)
Schedule of Investments
June 30, 2023 (Unaudited)
a
a a
$ Principal
Amount $ Value a
POOL# SD8342 – Series 8342 5.5% 7/1/53 5,000,000 4,978,802
39,365,829
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2013-130 Class CA – 2.5% 6/25/43 103,621 94,554
Series 2013-130 Class CD – 3% 6/25/43 188,402 175,543
a
Pass-Through Securities
Pool# 932836 – 3% 12/1/25 9,319 9,054
Pool# 468516 – 5.17% 6/1/28 200,769 198,538
Pool# MA3443 – 4% 8/1/48 100,437 95,759
Pool# FM5733 – 2% 1/1/51 1,220,716 1,009,845
POOL# MA4785 – Series 4785 5% 10/1/52 13,130,175 12,880,001
POOL# MA4806 – Series 4806 5% 11/1/52 3,845,448 3,770,214
POOL# MA5038 – Series 5038 5% 6/1/53 3,440,214 3,372,870
21,606,378
a
Government National Mortgage Association
Collateralized Mortgage Obligations
Series 2021-29 Class CY – 3% 9/20/50 1,000,000 819,334
Series 2018-52 Class AE – 2.75% 5/16/51 82,371 75,129
894,463
a
Non-Government Agency
Collateralized Mortgage Obligations
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 – 3% 3/25/47
(a) (c)
41,828 37,821
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2023-PJ3 Class  A3 – 5% 10/27/53
(a) (c)
4,938,412 4,748,460
JPMorgan Mortgage Trust (JPMMT)
Series 2016-3 Class A – 2.98% 10/25/46
(a) (c)
56,453 51,718
Series 2017-3 Class A – 2.5% 8/25/47
(a) (c)
62,944 53,982
Series 2018-6 Class 2A2 – 3% 12/25/48
(a) (c)
22,092 20,376
Series 2023-3 Class  A3A – 5% 10/25/53
(a) (c)
4,843,662 4,654,573
Series 2023-4 Class  1A2 – 6% 11/25/53
(a) (c)
2,919,184 2,903,858
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-1 Class  A1 – 4% 2/25/53
(a) (c)
5,931,006 5,338,187
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 – 2.5% 7/25/51
(a) (c)
1,457,303 1,257,609
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A – 4.5% 8/25/49
(a) (c)
12,064 11,801
a
Pass-Through Securities
Greenpoint Mortgage Pass-Through Certificates (GMSI)
Series 2003-1 Class A1 – 4.72% 10/25/33
(c)
31,635 29,995
19,108,380
a
Total Mortgage-Backed Securities (Cost $82,297,944) 80,975,050
Municipal Bonds - 0.1% a
Detroit, MI City School District General Obligation SBLF,
6.65% 5/1/29 460,000 496,635
Village of Rosemont IL General Obligation BAM, 5.38%
12/1/23 470,000 468,663
a
Total Municipal Bonds (Cost $1,038,335) 965,298
U.S. Treasuries - 37.4% a
a a
$ Principal
Amount $ Value a
U.S. Treasury Bonds
3.5% 2/15/39 2,100,000 2,014,154
1.88% 2/15/41 11,500,000 8,360,410
1.75% 8/15/41 4,000,000 2,813,125
2% 11/15/41 7,500,000 5,495,215
2.38% 2/15/42 12,000,000 9,348,281
3.25% 5/15/42 15,000,000 13,392,773
4% 11/15/42 10,500,000 10,437,656
3.88% 2/15/43 5,000,000 4,876,563
3.13% 2/15/43 15,000,000 13,089,844
3.88% 5/15/43 11,500,000 11,223,281
2.88% 5/15/43 2,000,000 1,674,141
3.63% 8/15/43 4,000,000 3,756,563
3.63% 2/15/44 8,500,000 7,968,418
3.38% 5/15/44 15,500,000 13,982,695
3.13% 8/15/44 27,500,000 23,811,133
3% 11/15/44 24,000,000 20,323,594
2.5% 2/15/45 21,000,000 16,269,668
3% 5/15/45 23,000,000 19,440,840
3% 11/15/45 9,500,000 8,017,481
2.5% 5/15/46 8,400,000 6,465,375
2.25% 8/15/46 2,500,000 1,827,881
3% 2/15/47 1,000,000 842,656
U.S. Treasury Notes
2.5% 8/15/23 2,500,000 2,491,752
2.75% 8/31/23 5,000,000 4,979,553
2.88% 10/31/23 5,000,000 4,960,431
2.75% 11/15/23 11,000,000 10,898,361
2.88% 11/30/23 2,000,000 1,979,649
2.75% 2/15/24 13,000,000 12,787,104
2.25% 3/31/24 6,000,000 5,859,821
2.25% 2/15/27 3,500,000 3,255,410
2.38% 5/15/27 3,000,000 2,794,219
2.25% 8/15/27 3,000,000 2,773,828
1.13% 2/29/28 6,500,000 5,666,045
1.25% 5/31/28 8,000,000 6,980,000
1.25% 9/30/28 7,000,000 6,061,289
1.5% 11/30/28 3,000,000 2,624,824
1.88% 2/28/29 3,500,000 3,113,223
1.75% 11/15/29 3,000,000 2,631,328
1.5% 2/15/30 5,250,000 4,497,979
0.88% 11/15/30 8,000,000 6,475,938
1.13% 2/15/31 4,500,000 3,701,777
1.38% 11/15/31 5,500,000 4,536,533
1.88% 2/15/32 1,000,000 856,777
a
Total U.S. Treasuries (Cost $327,192,823) 305,357,588
Non-Convertible Preferred Stocks - 0.1% a
a Shares $ Value
Qurate Retail, Inc. 8.00% 3/15/31 (Cost $2,672,824) 27,800 1,043,056

Cash Equivalents - 6.3% a
a a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.95% (Cost
$51,795,086)
(d)
51,795,086 51,795,086
Short-Term Securities Held as Collateral for Securities on Loan - 0.2% a
a Shares $ Value
Citibank N.A. DDCA
5.07% 187,367 187,367
Goldman Sachs Financial Square Government Fund
Institutional Class – 5.02% 1,686,299 1,686,299
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $1,873,666) 1,873,666
Total Investments in Securities (Cost $877,200,049) 841,879,149
Other Liabilities in Excess of Other Assets -  (2.9%) (23,993,468)
Net Assets - 100% 817,885,681
Net Asset Value Per Share - Investor Class 9.67
Net Asset Value Per Share - Institutional Class 9.67
^ This security or a partial position of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $1,833,474.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Foreign domiciled entity.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) Rate presented represents the 30 day average yield at June 30, 2023.

Nebraska Tax-Free Income Fund
Schedule of Investments
June 30, 2023 (Unaudited)
Municipal Bonds - 91.3% a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
California 0.7
San Diego County Regional Airport Authority Revenue
Series B 5% 7/1/25 200,000 204,628
a
Colorado 0.3
Colorado Bridge Enterprise Revenue 4% 12/31/23 100,000 100,311
a
Florida 0.7
State of Florida General Obligation 4% 6/1/36 200,000 202,130
a
Nebraska 83.7
Ashland-Greenwood Public Schools General Obligation
3% 12/15/42 100,000 82,958
Cass County School District No. 22 General Obligation
2.05% 12/15/25 375,000 360,084
2.2% 12/15/26 250,000 238,571
City of Bellevue NE General Obligation Series A 3%
9/15/32 500,000 496,302
City of Blair NE Water System Revenue
2.65% 12/15/24 100,000 97,704
2.85% 12/15/25 100,000 96,810
3% 12/15/26 100,000 96,057
3.1% 12/15/27 100,000 95,327
3.2% 12/15/28 100,000 95,158
City of Columbus NE Combined Utilities System Revenue
4% 12/15/26 100,000 103,480
4% 12/15/27 100,000 103,154
4% 6/15/33 200,000 209,966
City of Columbus NE General Obligation
3% 12/15/29 150,000 149,519
3% 12/15/30 150,000 148,756
City of Grand Island NE Combined Utility System Revenue
Series A
4% 8/15/35 205,000 213,324
4% 8/15/36 125,000 128,622
City of Grand Island NE General Obligation
3% 11/15/27 150,000 149,679
3% 11/15/30 150,000 149,400
City of Gretna NE Certificates of Participation 4%
12/15/25 500,000 503,728
City of Kearney NE General Obligation 4% 5/15/34 220,000 223,113
City of Lincoln NE Electric System Revenue 3% 9/1/28 30,000 29,823
City of Norfolk NE General Obligation 3.38% 5/15/34 500,000 497,375
City of Omaha NE General Obligation
Series A
3% 4/15/35 100,000 95,554
Series A Class A –
3% 4/15/34 100,000 97,621
City of Omaha NE Riverfront Redevelopment Special Tax
Revenue Series A 4% 1/15/33 260,000 272,772
City of Omaha NE Sewer Revenue
5% 4/1/26 250,000 262,800
4% 4/1/31 350,000 357,529
Series A
4% 4/1/34 100,000 105,637
County of Saline NE Revenue 3% 2/15/31 200,000 188,231
County of Sarpy NE Certificates of Participation 1.75%
6/15/26 500,000 472,583
a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
County of Seward NE General Obligation 3% 12/15/30 605,000 600,382
Cozad City School District General Obligation 4% 6/15/26 250,000 255,597
Dawson County Public Power District Revenue
Series A
2% 6/15/26 170,000 163,456
2.1% 6/15/27 105,000 101,006
Series B
2.5% 6/15/28 135,000 132,581
3% 6/15/29 245,000 245,023
3% 6/15/30 355,000 355,046
Dodge County School District No. 595 General Obligation
1.9% 6/15/32 200,000 173,573
Douglas County Hospital Authority No. 2 Revenue
5% 5/15/26 500,000 502,025
5% 5/15/30 140,000 147,348
4% 5/15/32 700,000 709,100
Douglas County Hospital Authority No. 3 Revenue 5%
11/1/26 250,000 257,842
Douglas County School District No. 59 NE General
Obligation 3% 12/15/32 100,000 94,131
Kearney School District General Obligation 3% 12/15/24 250,000 248,424
Lancaster County School District 001 General Obligation
5% 1/15/24 50,000 50,481
4% 1/15/33 250,000 258,187
Lincoln Airport Authority Revenue 5% 7/1/27 150,000 158,182
Lincoln-Lancaster County Public Building Commission
Revenue 3% 12/1/25 500,000 498,122
Madison County Hospital Authority No. 1 Revenue
5% 7/1/23 250,000 250,000
5% 7/1/35 140,000 142,947
Metropolitan Utilities District of Omaha Gas System
Revenue 4% 12/1/27 450,000 456,324
Municipal Energy Agency of Nebraska Revenue
5% 4/1/27 350,000 370,452
5% 4/1/28 225,000 238,147
Nebraska Cooperative Republican Platte Enhancement
Project Revenue Series A 2% 12/15/29 250,000 225,705
Nebraska Educational Health Cultural & Social Services
Finance Authority Revenue 4% 1/1/34 110,000 112,728
Nebraska Investment Finance Authority Revenue
4.45% 9/1/43 180,000 180,390
Series A
2.05% 9/1/24 120,000 117,812
Series B
1.35% 9/1/26 200,000 186,350
Series C
2% 9/1/35 325,000 266,483
Nebraska Public Power District Revenue
Series C
5% 1/1/32 65,000 67,271
5% 1/1/35 480,000 493,659
Nebraska State College Facilities Corp. Revenue 4%
7/15/28 750,000 771,309
Omaha Public Facilities Corp. Revenue
4% 6/1/28 585,000 600,696
Series A
4% 6/1/31 155,000 164,180
Series C
4% 4/1/33 340,000 356,483
4% 4/1/39 500,000 493,862
Omaha Public Power District Revenue
Series A

a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
2.85% 2/1/27 500,000 490,207
Series C
5% 2/1/39 150,000 152,678
Omaha School District General Obligation
5% 12/15/28 130,000 133,172
5% 12/15/29 350,000 370,714
5% 12/15/31 135,000 142,268
Omaha-Douglas Public Building Commission General
Obligation Series B 5% 5/1/32 550,000 610,001
Papillion Municipal Facilities Corp. Revenue
2% 12/15/32 100,000 87,243
2% 12/15/34 200,000 168,724
Papillion-La Vista School District No. 27 General
Obligation
Series A
2.05% 12/1/24 150,000 146,754
2.2% 12/1/25 150,000 145,854
2.3% 12/1/26 275,000 267,549
Series B
4% 12/1/35 400,000 418,182
Public Power Generation Agency Revenue
5% 1/1/28 500,000 509,237
5% 1/1/32 140,000 146,352
Sarpy County School District No. 1 General Obligation
Pre-refunded/Escrowed, 5% 12/15/29 550,000 599,068
State of Nebraska Certificates of Participation
3% 2/1/26 60,000 59,881
Series A
2% 4/1/26 150,000 143,035
University of Nebraska Facilities Corp. (The) 5% 7/15/29 380,000 399,409
University of Nebraska Revenue
PRE-REFUNDED/ESCROWED TO MATURITY,
3% 7/1/25 100,000 99,998
2.5% 7/1/26 210,000 207,843
3% 7/1/27 100,000 101,005
5% 5/15/30 100,000 109,378
Upper Republican Natural Resource District Revenue
4% 12/15/25 245,000 245,161
4% 12/15/27 395,000 395,309
Village of Boys Town NE Revenue
3% 9/1/28 700,000 698,955
3% 7/1/35 325,000 307,332
Winside Public Schools General Obligation 2% 6/15/31 350,000 304,084
a
24,026,334
a
New Mexico 1.3
New Mexico Finance Authority Revenue Series C 4%
6/1/34 365,000 373,142
a
Texas 3.1
City of Austin Tx Airport System Revenue Series B 5%
11/15/26 250,000 261,117
City of Austin Tx Electric Utility Revenue Series A 5%
11/15/35 100,000 113,067
County of Bexar TX General Obligation 4% 6/15/36 500,000 505,682
a
879,866
a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
a
Utah 0.4
City of Salt Lake City UT Public Utilities Revenue 5%
2/1/35 100,000 111,020
a
Washington 1.1
Pierce County School District No. 10 Tacoma General
Obligation Series B 4% 12/1/35 100,000 104,211
Port of Seattle WA Revenue Series C 5% 5/1/26 200,000 207,145
a
311,356
a
Total Municipal Bonds (Cost $27,390,152) 26,208,787
Cash Equivalents - 8.0% a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.95% (Cost
$2,301,349)
(a)
2,301,349 2,301,349
a
Total Investments in Securities (Cost $29,691,501) 28,510,136
Other Assets Less Other Liabilities -  0.7% 211,456
Net Assets - 100% 28,721,592
Net Asset Value Per Share - Investor Class 9.54
(a) Rate presented represents the 30 day average yield at June 30, 2023.

Partners III Opportunity Fund
Schedule of Investments
June 30, 2023 (Unaudited)
Common Stocks - 91.5% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 13.4
Mastercard, Inc. - Class A 55,000 21,631,500
Visa, Inc. - Class A 90,000 21,373,200
Fidelity National Information Services, Inc. 300,000 16,410,000
a
Multi-Sector Holdings 10.4
Berkshire Hathaway, Inc. - Class B
(a) (b)
135,000 46,035,000
a
Property & Casualty Insurance 5.0
Markel Group, Inc.
(a)
16,000 22,130,880
a
28.8 127,580,580
Communication Services
Cable & Satellite 9.8
Liberty Broadband Corp.
(a)
Class C 200,000 16,022,000
Class A 90,000 7,175,700
Liberty Media Corp.-Liberty SiriusXM
(a)
Class C 500,000 16,365,000
Class A 120,000 3,937,200
a
Interactive Media & Services 9.3
Alphabet, Inc. - Class C
(a)
220,000 26,613,400
Meta Platforms, Inc. - Class A
(a)
50,000 14,349,000
a
Alternative Carriers 3.0
Liberty Global plc - Class C
(a) (c)
750,000 13,327,500
a
22.1 97,789,800
Information Technology
Application Software 8.3
Roper Technologies, Inc. 40,000 19,232,000
CoreCard Corp.
† (a)
500,000 12,680,000
Black Knight, Inc.
(a)
80,000 4,778,400
a
Systems Software 3.1
Microsoft Corp. 40,000 13,621,600
a
Semiconductors 2.8
Texas Instruments, Inc. 70,000 12,601,400
a
14.2 62,913,400
Health Care
Life Sciences Tools & Services 7.9
Danaher Corp. 80,000 19,200,000
Thermo Fisher Scientific, Inc. 30,000 15,652,500
a
Health Care Services 3.3
Laboratory Corp. of America Holdings 60,000 14,479,800
a
11.2 49,332,300
Consumer Discretionary
Broadline Retail 5.6
Amazon.com, Inc.
(a) (b)
190,000 24,768,400
a
Consumer Discretionary
% of Net
Assets Shares $ Value
a
Automotive Retail 4.4
CarMax, Inc.
(a)
230,000 19,251,000
a
10.0 44,019,400
Industrials
Research & Consulting Services 3.0
CoStar Group, Inc.
(a)
150,000 13,350,000
Materials
Specialty Chemicals 2.2
Perimeter Solutions SA
(a) (c)
1,600,000 9,840,000
a
Total Common Stocks (Cost $236,085,869) 404,825,480
Non-Convertible Preferred Stocks - 1.7% a
Qurate Retail, Inc. 8.00% 3/15/31 (Cost $17,921,852) 200,000 7,504,000
Warrants - 0.0% a
Perimeter Solutions SA Expires 11/8/24 (Cost $15,000)
(c) (d)
1,500,000 0
Cash Equivalents - 6.7% a
a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.95%
(e)
9,658,804 9,658,804
U.S. Treasury Bills, 4.41% to 4.9%, 7/25/23 to
8/22/23
(f)
20,000,000 19,897,808
a
Total Cash Equivalents (Cost $29,555,358) 29,556,612
Total Investments in Securities (Cost $283,578,079) 441,886,092
Due from Broker - 3.9% 17,185,251
Securities Sold Short - (4.0)% (17,731,200)
Options Written - (0.1)% (456,600)
Other Assets Less Other Liabilities -  0.3% 1,495,826
Net Assets - 100% 442,379,369
Net Asset Value Per Share - Investor Class 11.39
Net Asset Value Per Share - Institutional Class 12.38
Securities Sold Short - (4.0)%
Shares $ Value
a
SPDR S&P 500 ETF Trust 40,000 (17,731,200)
Total Securities Sold Short (proceeds $8,412,580) (17,731,200)
Options Written- (0.1)%
$ Notional
Shares
subject to
option $ Value
Covered Call Options
CarMax, Inc. July 2023 / $70 700,000 10,000 (139,500)
CarMax, Inc. July 2023 / $75 2,250,000 30,000 (317,100)
Total Options Written (premiums received $253,990) (456,600)

† Non-controlled affiliate.
(a) Non-income producing.
(b) Fully or partially pledged as collateral on securities sold short and outstanding written options.
(c) Foreign domiciled entity.
(d) This security is classified as Level 3 within the fair value hierarchy.
(e) Rate presented represents the 30 day average yield at June 30, 2023.
(f) Interest rates presented represent the effective yield at June 30, 2023.

Partners Value Fund
Schedule of Investments
June 30, 2023 (Unaudited)
Common Stocks - 96.4% a
Communication Services
% of Net
Assets Shares $ Value
Interactive Media & Services 10.0
Alphabet, Inc. - Class C
(a)
276,000 33,387,720
Meta Platforms, Inc. - Class A
(a)
77,500 22,240,950
a
Cable & Satellite 8.9
Liberty Media Corp.-Liberty SiriusXM
(a)
Class C 575,000 18,819,750
Class A 190,000 6,233,900
Liberty Broadband Corp.
(a)
Class C 200,000 16,022,000
Class A 100,000 7,973,000
a
Alternative Carriers 4.4
Liberty Global plc - Class C
(a) (b)
695,000 12,350,150
Liberty Latin America Ltd. - Class C
(a) (b)
1,425,000 12,283,500
a
Integrated Telecommunication Services 1.5
LICT Corp.
(a)
446 8,251,000
a
Movies & Entertainment 1.0
Live Nation Entertainment, Inc.
(a)
60,000 5,466,600
a
25.8 143,028,570
Financials
Transaction & Payment Processing Services 7.5
Visa, Inc. - Class A 92,500 21,966,900
Mastercard, Inc. - Class A 50,000 19,665,000
a
Multi-Sector Holdings 6.2
Berkshire Hathaway, Inc. - Class B
(a)
100,000 34,100,000
a
Property & Casualty Insurance 3.3
Markel Group, Inc.
(a)
13,300 18,396,294
a
Insurance Brokers 3.0
Aon plc - Class A
(b)
47,500 16,397,000
a
20.0 110,525,194
Industrials
Research & Consulting Services 6.5
CoStar Group, Inc.
(a)
405,000 36,045,000
a
Aerospace & Defense 4.6
HEICO Corp. - Class A 180,000 25,308,000
a
Industrial Machinery & Supplies &
Components 2.0
IDEX Corp. 51,500 11,085,890
a
13.1 72,438,890
Information Technology
Application Software 6.3
Guidewire Software, Inc.
(a)
212,000 16,128,960
Black Knight, Inc.
(a)
227,500 13,588,575
ACI Worldwide, Inc.
(a)
227,844 5,279,146
a
IT Consulting & Other Services 3.1
Gartner, Inc.
(a)
49,200 17,235,252
a
Information Technology
% of Net
Assets Shares $ Value
a
Semiconductors 2.8
Texas Instruments, Inc. 85,000 15,301,700
a
12.2 67,533,633
Materials
Construction Materials 8.7
Martin Marietta Materials, Inc. 54,000 24,931,260
Vulcan Materials Co. 105,000 23,671,200
a
Specialty Chemicals 1.8
Perimeter Solutions SA
(a) (b)
1,600,000 9,840,000
a
10.5 58,442,460
Consumer Discretionary
Distributors 4.3
LKQ Corp. 405,000 23,599,350
a
Automotive Retail 3.9
CarMax, Inc.
(a)
260,000 21,762,000
a
8.2 45,361,350
Health Care
Health Care Services 3.8
Laboratory Corp. of America Holdings 88,000 21,237,040
a
Life Sciences Tools & Services 2.8
Danaher Corp. 65,000 15,600,000
a
6.6 36,837,040
a
Total Common Stocks (Cost $263,844,540) 534,167,137
Warrants - 0.0% a
Perimeter Solutions SA Expires 11/8/24 (Cost $5,000)
(b) (c)
500,000 0
Cash Equivalents - 3.8% a
a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.95%
(d)
1,973,574 1,973,574
U.S. Treasury Bills, 4.41% to 4.9%, 7/25/23 to
8/22/23
(e)
19,000,000 18,913,203
a
Total Cash Equivalents (Cost $20,885,551) 20,886,777
Total Investments in Securities (Cost $284,735,091) 555,053,914
Other Liabilities in Excess of Other Assets -  (0.2%) (1,176,497)
Net Assets - 100% 553,877,417
Net Asset Value Per Share - Investor Class 28.86
Net Asset Value Per Share - Institutional Class 29.66

(a) Non-income producing.
(b) Foreign domiciled entity.
(c) This security is classified as Level 3 within the fair value hierarchy.
(d) Rate presented represents the 30 day average yield at June 30, 2023.
(e) Interest rates presented represent the effective yield at June 30, 2023.

Short Duration Income Fund
Schedule of Investments
June 30, 2023 (Unaudited)
Corporate Bonds - 12.7% a
a a
$ Principal
Amount $ Value a
a
Abercrombie & Fitch Management Co.
8.75% 7/15/25^
(a)
5,525,000 5,613,634
American Airlines Group, Inc.
3.75% 3/1/25
(a)
750,000 712,413
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a)
2,075,000 2,057,549
Ares Capital Corp. (ARES)
4.2% 6/10/24 3,000,000 2,929,273
Ashtead Capital, Inc.
1.5% 8/12/26
(a)
1,000,000 874,566
4.38% 8/15/27
(a)
3,000,000 2,823,017
Bath & Body Works, Inc.
9.38% 7/1/25
(a)
1,000,000 1,062,400
6.69% 1/15/27 945,000 950,929
Boardwalk Pipelines LP
4.95% 12/15/24 2,580,000 2,539,062
Boston Properties LP
3.13% 9/1/23 9,560,000 9,502,759
Brunswick Corp.
0.85% 8/18/24 500,000 470,350
Cantor Fitzgerald LP
4.5% 4/14/27
(a)
1,500,000 1,402,391
Carlisle Cos., Inc.
0.55% 9/1/23 2,000,000 1,980,265
3.5% 12/1/24 500,000 482,718
Cinemark USA, Inc.
5.88% 3/15/26
(a)
2,199,000 2,088,434
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.5% 10/20/25
(a)
2,500,000 2,446,552
Devon Energy Corp.
5.25% 10/15/27 390,000 384,372
Drax Finco PLC
6.63% 11/1/25
(a) (b)
3,500,000 3,451,903
Energy Transfer LP
3.9% 5/15/24 1,852,000 1,821,179
EPR Properties (EPR)
4.75% 12/15/26 4,869,000 4,435,486
4.5% 6/1/27 1,000,000 898,227
Expedia Group, Inc. (EXPE)
6.25% 5/1/25
(a)
1,672,000 1,678,360
Fidelity National Information Services, Inc. (FIS)
4.5% 7/15/25 2,000,000 1,956,210
FS KKR Capital Corp.
1.65% 10/12/24 6,000,000 5,581,970
Hercules Capital, Inc.
2.63% 9/16/26 1,500,000 1,284,861
Highwoods Realty LP
3.88% 3/1/27 750,000 674,539
JPMorgan Chase & Co.
3.84% 6/14/25 Floating Rate (SOFR + 98) 800,000 782,640
0.77% 8/9/25 Floating Rate (SOFR + 49) 1,000,000 942,208
Kite Realty Group Trust (KRG)
4% 3/15/25 2,083,000 1,979,940
Lennar Corp.
4.88% 12/15/23 1,951,000 1,943,095
LXP Industrial Trust (LXP)
4.4% 6/15/24 2,000,000 1,953,067
Masonite International Corp.
5.38% 2/1/28
(a)
400,000 381,704
a
a a
$ Principal
Amount $ Value a
a
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd.
6.5% 6/20/27
(a)
1,829,600 1,835,815
MPLX LP
4.88% 6/1/25 1,961,000 1,924,845
OneMain Finance Corp.
6.13% 3/15/24 2,298,000 2,292,229
PDC Energy, Inc.
6.13% 9/15/24 1,463,000 1,463,577
5.75% 5/15/26 3,000,000 2,990,689
Starwood Property Trust, Inc.
5.5% 11/1/23
(a)
730,000 724,470
4.75% 3/15/25 1,765,000 1,669,973
Synchrony Bank (SYF)
5.4% 8/22/25 1,000,000 957,520
Take-Two Interactive Software, Inc.
3.3% 3/28/24 1,000,000 980,669
U.S. Bancorp
2.4% 7/30/24 500,000 482,431
VICI Properties LP/VICI Note Co., Inc.
3.5% 2/15/25
(a)
6,323,000 6,047,330
Vontier Corp. (VON)
1.8% 4/1/26 1,004,000 893,116
Vulcan Materials Co. (VMC)
5.8% 3/1/26 2,750,000 2,750,977
Walgreens Boots Alliance, Inc.
0.95% 11/17/23 5,000,000 4,924,991
a
Total Corporate Bonds (Cost $100,688,173) 98,024,705
Corporate Convertible Bonds - 1.1% a
a
Redwood Trust, Inc.
5.63% 7/15/24 6,300,000 6,040,384
5.75% 10/1/25 3,000,000 2,624,920
a
Total Corporate Convertible Bonds (Cost $9,290,005) 8,665,304
Asset-Backed Securities - 41.9% a
a
Automobile
ACC Auto Trust (AUTOC)
Series 2021-A Class A – 1.08% 4/15/27
(a)
107,343 107,103
ACM Auto Trust (ACM)
Series 2023-1A Class A – 6.61% 1/22/30
(a)
2,662,568 2,659,122
Series 2023-1A Class B – 7.26% 1/22/30
(a)
2,000,000 1,991,696
Series 2023-2A Class  A – 7.97% 6/20/30
(a)
7,500,000 7,499,755
Series 2023-2A Class  B – 9.85% 6/20/30
(a)
3,000,000 2,941,745
American Credit Acceptance Receivables Trust (ACAR)
Series 2020-4 Class D – 1.77% 12/14/26
(a)
1,000,000 967,681
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2020-2 Class D – 2.13% 3/18/26 1,320,000 1,250,623
Series 2020-3 Class D – 1.49% 9/18/26 3,000,000 2,776,672
ARI Fleet Lease Trust (ARIFL)
Series 2022-A Class A2 – 3.12% 1/15/31
(a)
881,373 868,090
Arivo Acceptance Auto Loan Receivables Trust (ARIVO)
Series 2021-1A Class A – 1.19% 1/15/27
(a)
152,766 149,020
Series 2022-1A Class A – 3.93% 5/15/28
(a)
3,097,897 3,008,116

a
a a
$ Principal
Amount $ Value a
a
Avid Automobile Receivables Trust (AVID)
Series 2023-1 Class A – 6.63% 7/15/26
(a)
2,500,264 2,489,744
BOF URSA VI Funding Trust I (BOF)
Series 2023-CAR1 Class  A2 – 5.54% 10/27/31
(a)
529,790 522,660
Series 2023-CAR2 Class  A2 – 5.54% 10/27/31
(a)
1,233,805 1,217,203
BOF VII AL Funding Trust I (BOF)
Series 2023-CAR3 Class  A2 – 6.29% 7/26/32
(a)
5,000,000 4,989,156
CFMT LLC (CFMT)
Series 2021-AL1 Class B – 1.39% 9/22/31
(a)
2,664,999 2,559,170
Chesapeake Funding II LLC (CFII)
Series 2021-1A Class A1 – 0.47% 4/15/33
(a)
1,029,826 1,000,145
Series 2023-1A Class  A1 – 5.65% 5/15/35
(a)
2,439,339 2,421,014
Enterprise Fleet Financing LLC (EFF)
Series 2023-1 Class A2 – 5.51% 1/22/29
(a)
750,000 744,096
Series 2023-2 Class  A2 – 5.56% 4/22/30
(a)
4,350,000 4,328,761
Exeter Automobile Receivables Trust (EART)
Series 2020-1A Class D – 2.73% 12/15/25
(a)
1,576,373 1,542,534
Series 2020-3A Class D – 1.73% 7/15/26 1,440,000 1,408,369
Series 2021-1A Class D – 1.08% 11/16/26 1,350,000 1,283,659
First Help Financial Trust (FHF)
Series 2022-1A Class A – 4.43% 1/18/28
(a)
2,921,959 2,851,066
Series 2022-2A Class A – 6.14% 12/15/27
(a)
720,821 708,704
Series 2023-1A Class  A2 – 6.57% 6/15/28
(a)
2,000,000 1,981,386
First Investors Auto Owner Trust (FIAOT)
Series 2019-1A Class D – 3.55% 4/15/25
(a)
311,797 311,360
Series 2022-1A Class A – 2.03% 1/15/27
(a)
1,374,369 1,338,468
Flagship Credit Auto Trust (FCAT)
Series 2023-1 Class A1 – 4.92% 2/15/24
(a)
115,848 115,814
Foursight Capital Automobile Receivables Trust (FCRT)
Series 2022-1 Class A2 – 1.15% 9/15/25
(a)
358,376 355,814
Series 2022-2 Class A2 – 4.49% 3/16/26
(a)
3,689,238 3,665,784
Series 2023-1 Class A2 – 5.43% 10/15/26
(a)
3,000,000 2,982,153
GLS Auto Receivables Issuer Trust (GCAR)
Series 2020-2A Class B – 3.16% 6/16/25
(a)
25,114 25,071
Series 2021-4A Class A – 0.84% 7/15/25
(a)
689,682 685,517
Series 2022-2A Class A2 – 3.55% 1/15/26
(a)
1,754,971 1,736,629
JPMorgan Chase Auto Credit Linked Note (CACLN)
Series 2020-1 Class A5 – 0.99% 1/25/28
(a)
83,640 83,117
Series 2020-2 Class A2 – 0.84% 2/25/28
(a)
213,308 209,711
Series 2021-1 Class A2 – 0.88% 9/25/28
(a)
1,423,495 1,380,897
Series 2021-2 Class A4 – 0.89% 12/26/28
(a)
1,248,121 1,207,029
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class A – 1.3% 8/17/26
(a)
2,538,196 2,474,487
Series 2022-1A Class A – 5.21% 6/15/27
(a)
3,601,025 3,560,042
Series 2023-1A Class A2 – 5.68% 10/15/26
(a)
3,211,050 3,196,240
Series 2023-1A Class B – 5.59% 8/16/27
(a)
2,500,000 2,469,370
Series 2023-2A Class  A2 – 5.93% 6/15/27
(a)
2,100,000 2,090,427
Lendbuzz Securitization Trust (LBST)
Series 2023-1A Class A2 – 6.92% 8/15/28
(a)
7,000,000 6,945,415
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class A – 0.87% 7/14/28
(a)
2,500,000 2,361,831
Series 2022-1A Class C – 1.42% 7/14/28
(a)
4,100,000 3,651,678
Prestige Auto Receivables Trust (PART)
Series 2022-1A Class B – 6.55% 7/17/28
(a)
3,000,000 3,005,110
Santander Bank NA (SBCLN)
Series 2021-1A Class B – 1.83% 12/15/31
(a)
1,162,523 1,124,432
Santander Drive Auto Receivables Trust (SDART)
Series 2020-2 Class D – 2.22% 9/15/26 4,429,040 4,350,381
Series 2020-4 Class C – 1.01% 1/15/26 146,683 146,104
Series 2022-6 Class A2 – 4.37% 5/15/25 944,657 943,231
a
a a
$ Principal
Amount $ Value a
a
SFS Auto Receivables Securitization Trust (SFS)
Series 2023-1A Class  A2A – 5.89% 3/22/27
(a)
1,900,000 1,897,922
Tricolor Auto Securitization Trust (TCAST)
Series 2023-1A Class A – 6.48% 8/17/26
(a)
2,463,882 2,457,187
United Auto Credit Securitization Trust (UACST)
Series 2023-1 Class A – 5.57% 7/10/25
(a)
577,018 575,908
Westlake Automobile Receivables Trust (WLAKE)
Series 2020-3A Class D – 1.65% 2/17/26
(a)
1,650,000 1,585,528
Series 2021-1A Class C – 0.95% 3/16/26
(a)
3,885,000 3,795,285
Series 2022-1A Class A2A – 1.97% 12/16/24
(a)
1,103,269 1,099,165
a
116,094,397
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO I LLC (ABPCI)
Series 2016-1A Class A1A2 – 6.95% 7/20/33 Floating
Rate (Qtrly LIBOR + 170)
(a) (b) (c)
2,000,000 1,962,020
ABPCI Direct Lending Fund CLO X LP (ABPCI)
Series 2020-10A Class A – 7.2% 1/20/32 Floating Rate
(Qtrly LIBOR + 195)
(a) (b) (c)
6,500,000 6,428,630
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class A1 – 6.75% 10/20/33 Floating
Rate (Qtrly LIBOR + 150)
(a) (c)
6,000,000 5,840,160
AUF Funding LLC (AUF)
Series 2022-1A Class B1 – 8.8% 1/20/31 Floating Rate
(TSFR3M + 375)
(a) (c)
2,500,000 2,502,460
BCRED MML CLO LLC (BXCMM)
Series 2022-1A Class A1 – 6.7% 4/20/35 Floating Rate
(Qtrly SOFR + 165)
(a) (b) (c)
3,000,000 2,927,373
BlackRock Elbert CLO V LLC (ELB)
Series 5A Class AR – 7.1% 6/15/34 Floating Rate
(TSFR3M + 185)
(a) (b) (c)
1,977,592 1,949,125
BlackRock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class A – 6.95% 4/20/33 Floating Rate
(Qtrly LIBOR + 170)
(a) (b) (c)
5,500,000 5,435,303
Brightwood Capital MM CLO Ltd. (BWCAP)
Series 2020-1A Class A1R – 7.79% 1/15/31 Floating Rate
(TSFR3M + 280)
(a) (b) (c)
2,442,945 2,442,838
Capital Four US CLO II Ltd. (C4US)
Series 2022-1A Class A1 – 7.19% 10/20/30 Floating Rate
(TSFR3M + 214)
(a) (b) (c)
6,205,358 6,203,174
Cerberus Loan Funding LP (CERB)
Series 2020-1A Class A – 7.11% 10/15/31 Floating Rate
(Qtrly LIBOR + 185)
(a) (b) (c)
3,864,581 3,853,737
Series 2020-2A Class A – 7.16% 10/15/32 Floating Rate
(Qtrly LIBOR + 190)
(a) (b) (c)
4,500,000 4,469,418
Series 2021-2A Class A – 6.88% 4/22/33 Floating Rate
(Qtrly LIBOR + 162)
(a) (b) (c)
3,000,000 2,950,647
Series 2021-6A Class A – 6.66% 11/22/33 Floating Rate
(Qtrly LIBOR + 140)
(a) (b) (c)
711,493 708,882
Churchill Middle Market CLO III Ltd. (CHMML)
Series 2021-1A Class A1 – 6.77% 10/24/33 Floating Rate
(Qtrly LIBOR + 150)
(a) (b) (c)
2,750,000 2,682,895
Deerpath Capital CLO Ltd. (DPATH)
Series 2021-2A Class A1 – 6.86% 1/15/34 Floating Rate
(Qtrly LIBOR + 160)
(a) (b) (c)
4,000,000 3,912,708
Series 2023-1A Class A1 – 7.54% 4/15/35 Floating Rate
(TSFR3M + 280)
(a) (b) (c)
3,000,000 3,007,332
Fortress Credit Opportunities IX CLO Ltd. (FCO)
Series 2017-9A Class A1TR – 6.81% 10/15/33 Floating
Rate (Qtrly LIBOR + 155)
(a) (b) (c)
1,500,000 1,461,885

Short Duration Income Fund
(Continued)
Schedule of Investments
June 30, 2023 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class A2 – 6.81% 4/25/33 Floating
Rate (Qtrly LIBOR + 155)
(a) (b) (c)
3,500,000 3,417,862
Golub Capital Partners CLO 31M Ltd. (GOCAP)
Series 2016-31A Class CR – 8.23% 8/5/30 Floating Rate
(Qtrly LIBOR + 290)
(a) (b) (c)
1,000,000 973,422
Golub Capital Partners CLO 54M LP (GOCAP)
Series 2021-54A Class A2 – 6.86% 8/5/33 Floating
Rate (Qtrly LIBOR + 153)
(a) (b) (c)
4,500,000 4,410,234
Series 2021-54A Class B – 7.18% 8/5/33 Floating Rate
(Qtrly LIBOR + 185)
(a) (b) (c)
2,500,000 2,372,082
Golub Capital Partners Short Duration (GSHOR)
Series 2022-1A Class B1 – 8.57% 10/25/31 Floating
Rate (TSFR3M + 350)
(a) (c)
1,000,000 1,003,153
Ivy Hill Middle Market Credit Fund IX Ltd. (IVYH)
Series 9A Class A1TR – 6.69% 4/23/34 Floating Rate
(Qtrly SOFR + 162)
(a) (b) (c)
3,500,000 3,403,141
KKR Lending Partners III CLO LLC (KKRLP)
Series 2021-1A Class B – 7.15% 10/20/30 Floating Rate
(Qtrly LIBOR + 190)
(a) (c)
2,000,000 1,934,776
KKR Static CLO I Ltd. (KKRS)
Series 2022-1A Class B – 7.65% 7/20/31 Floating Rate
(TSFR3M + 260)
(a) (b) (c)
1,250,000 1,251,563
Maranon Loan Funding Ltd. (MRNON)
Series 2021-2RA Class A1R – 6.95% 7/15/33 Floating
Rate (Qtrly LIBOR + 169)
(a) (b) (c)
5,000,000 4,936,780
Monroe Capital Funding CLO X Ltd. (MCF)
Series  2023-1A Class A – 7.23% 4/15/35 Floating Rate
(TSFR3M + 240)
(a) (c)
3,000,000 3,005,166
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 – 7.06% 9/14/33 Floating Rate
(Qtrly LIBOR + 150)
(a) (b) (c)
7,500,000 7,287,172
Owl Rock CLO VIII LLC (OR)
Series 2022-8A Class AT – 7.63% 11/20/34 Floating
Rate (TSFR3M + 250)
(a) (c)
2,000,000 1,995,884
Palmer Square Loan Funding Ltd. (PSTAT)
Series 2021-1A Class A2 – 6.5% 4/20/29 Floating Rate
(Qtrly LIBOR + 125)
(a) (b) (c)
3,000,000 2,955,531
Twin Brook CLO (TWBRK)
Series 2021-1A Class A – 6.78% 1/20/34 Floating Rate
(US0003M + 153)
(a) (c)
1,200,000 1,160,862
Series 2023-1A Class B – 7.99% 4/20/35 Floating Rate
(TSFR3M + 320)
(a) (c)
3,000,000 3,004,656
a
101,850,871
a
Consumer & Specialty Finance
ACHV ABS Trust (ACHV)
Series 2023-1PL Class A – 6.42% 3/18/30
(a)
658,267 658,496
Affirm Asset Securitization Trust (AFFRM)
Series 2021-B Class A – 1.03% 8/17/26
(a)
2,000,000 1,945,915
Series 2022-Z1 Class A – 4.55% 6/15/27
(a)
1,859,848 1,834,063
Bankers Healthcare Group Securitization Trust (BHG)
Series  2023-A Class A – 5.55% 4/17/36
(a)
3,840,450 3,785,677
Series 2020-A Class A – 2.56% 9/17/31
(a)
1,129,108 1,107,283
Series 2021-A Class A – 1.42% 11/17/33
(a)
442,588 413,041
Series 2022-B Class A – 3.75% 6/18/35
(a)
669,791 659,855
Series 2022-B Class B – 4.84% 6/18/35
(a)
1,498,342 1,434,825
Series 2022-C Class A – 5.32% 10/17/35
(a)
1,358,077 1,343,281
Conn's Receivables Funding LLC (CONN)
Series 2022-A Class A – 5.87% 12/15/26
(a)
156,136 156,143
Foundation Finance Trust (FFIN)
Series 2019-1A Class A – 3.86% 11/15/34
(a)
453,244 445,562
a
a a
$ Principal
Amount $ Value a
a
Series 2021-2A Class A – 2.19% 1/15/42
(a)
1,596,502 1,449,184
Series 2023-1A Class  A – 5.67% 12/15/43
(a)
1,949,053 1,909,938
FREED ABS Trust (FREED)
Series 2022-1FP Class B – 1.91% 3/19/29
(a)
1,851,487 1,831,908
Series 2022-3FP Class B – 5.79% 8/20/29
(a)
3,372,597 3,352,845
Series 2022-4FP Class B – 7.58% 12/18/29
(a)
2,000,000 2,009,503
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class A – 2.74% 2/25/39
(a)
186,609 173,951
Lendingpoint Asset Securitization Trust (LPST)
Series 2022-B Class A – 4.77% 10/15/29
(a)
423,233 416,952
Series 2022-C Class A – 6.56% 2/15/30
(a)
3,350,334 3,346,329
LP LMS Asset Securitization Trust (LPMS)
Series  2023-1A Class A – 8.18% 10/17/33
(a)
1,654,586 1,646,373
Marlette Funding Trust (MFT)
Series  2023-1A Class A – 6.07% 4/15/33
(a)
3,170,095 3,159,219
Series 2021-2A Class B – 1.06% 9/15/31
(a)
895,989 882,233
Series 2021-3A Class A – 0.65% 12/15/31
(a)
24,358 24,319
Series 2022-1A Class A – 1.36% 4/15/32
(a)
671,672 667,630
Series 2022-3A Class A – 5.18% 11/15/32
(a)
1,797,627 1,787,429
Octane Receivables Trust (OCTL)
Series 2020-1A Class A2 – 1.71% 2/20/25
(a)
237,277 236,363
Series 2021-1A Class A5 – 0.93% 3/22/27
(a)
469,925 456,576
Series 2021-2A Class A – 1.21% 9/20/28
(a)
1,072,865 1,031,705
Series 2022-1A Class A2 – 4.18% 3/20/28
(a)
2,967,629 2,913,351
Series 2022-2A Class A – 5.11% 2/22/28
(a)
1,430,011 1,412,853
Series 2023-1A Class A – 5.87% 5/21/29
(a)
1,174,514 1,168,528
Series 2023-2A Class  A2 – 5.88% 6/20/31
(a)
5,600,000 5,568,517
Pagaya AI Debt Selection Trust (PAID)
Series 2021-1 Class A – 1.18% 11/15/27
(a)
193,999 193,578
Series 2021-3 Class A – 1.15% 5/15/29
(a)
212,012 210,045
Series 2021-HG1 Class A – 1.22% 1/16/29
(a)
1,819,921 1,738,280
Pagaya AI Debt Trust (PAID)
Series 2022-2 Class A – 4.97% 1/15/30
(a)
789,929 779,804
Series 2022-3 Class A – 6.06% 3/15/30
(a)
2,807,166 2,795,550
Series 2022-5 Class A – 8.1% 6/17/30
(a)
1,929,929 1,943,226
Series 2023-1 Class A – 7.56% 7/15/30
(a)
1,815,755 1,818,441
Series 2023-3 Class  A – 7.6% 12/16/30
(a)
2,473,183 2,480,468
Sierra Timeshare Receivables Funding LLC (SRFC)
Series 2019-2A Class A – 2.59% 5/20/36
(a)
307,192 296,095
Series 2019-2A Class B – 2.82% 5/20/36
(a)
38,399 36,942
Series 2020-2A Class A – 1.33% 7/20/37
(a)
490,415 454,501
SoFi Consumer Loan Program Trust (SOFI)
Series  2023-1S Class A – 5.81% 5/15/31
(a)
376,876 376,308
Theorem Funding Trust (THRM)
Series 2021-1A Class A – 1.21% 12/15/27
(a)
323,750 321,816
Series 2022-3A Class A – 7.6% 4/15/29
(a)
2,778,406 2,795,833
Upstart Securitization Trust (UPST)
Series 2021-1 Class B – 1.89% 3/20/31
(a)
764,083 757,732
Series 2021-2 Class A – 0.91% 6/20/31
(a)
27,309 27,222
Series 2021-3 Class A – 0.83% 7/20/31
(a)
194,024 192,125
Series 2021-5 Class A – 1.31% 11/20/31
(a)
684,680 669,505
Series 2023-1 Class A – 6.59% 2/20/33
(a)
982,074 978,992
Series 2023-2 Class  A – 6.77% 6/20/33
(a)
4,000,000 3,994,375
a
72,090,685
a
Equipment
Amur Equipment Finance Receivables IX LLC (AXIS)
Series 2021-1A Class A2 – 0.75% 11/20/26
(a)
1,229,048 1,198,403
Series 2021-1A Class B – 1.38% 2/22/27
(a)
1,000,000 945,482

a
a a
$ Principal
Amount $ Value a
a
Amur Equipment Finance Receivables XI LLC (AXIS)
Series 2022-2A Class A2 – 5.3% 6/21/28
(a)
1,917,897 1,901,321
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class  A2 – 6.09% 12/20/29
(a)
3,500,000 3,492,781
Dell Equipment Finance Trust (DEFT)
Series 2021-2 Class A2 – 0.53% 12/22/26
(a)
582,987 570,682
Series 2022-1 Class A2 – 2.11% 8/23/27
(a)
761,216 757,219
Series 2023-2 Class  A2 – 5.84% 1/22/29
(a)
1,800,000 1,795,992
Dext ABS LLC (DEXT)
Series 2020-1 Class A – 1.46% 2/16/27
(a)
62,039 61,910
Series 2021-1 Class A – 1.12% 2/15/28
(a)
1,808,452 1,736,813
DLLST LLC (DLLST)
Series 2022-1A Class A2 – 2.79% 1/22/24
(a)
1,148,943 1,145,484
HPEFS Equipment Trust (HPEFS)
Series  2023-1A Class A2 – 5.43% 8/20/25
(a)
2,500,000 2,487,170
MMAF Equipment Finance LLC (MMAF)
Series 2022-A Class A2 – 2.77% 2/13/25
(a)
2,094,067 2,066,057
Series 2022-B Class A2 – 5.57% 9/9/25
(a)
2,750,000 2,735,881
Series 2022-B Class A3 – 5.61% 7/10/28
(a)
4,250,000 4,245,285
Pawnee Equipment Receivables Series LLC (PWNE)
Series 2020-1 Class A – 1.37% 11/17/25
(a)
58,388 58,252
Series 2021-1 Class A2 – 1.1% 7/15/27
(a)
2,224,956 2,148,262
Series 2022-1 Class A2 – 4.84% 2/15/28
(a)
2,681,204 2,666,416
SCF Equipment Leasing LLC (SCFET)
Series 2022-2A Class A2 – 6.24% 7/20/28
(a)
2,113,477 2,113,276
Series 2022-2A Class A3 – 6.5% 10/21/30
(a)
2,750,000 2,772,314
34,899,000
a
Total Asset-Backed Securities (Cost $328,921,361) 324,934,953
Commercial Mortgage-Backed Securities - 9.3% a
a
Arbor Realty Commercial Real Estate Notes Ltd. (ARCLO)
Series 2019-FL2 Class AS – 6.71% 9/15/34 Floating Rate
(TSFR1M + 156)
(a) (b)
604,458 603,812
Series 2019-FL2 Class C – 7.41% 9/15/34 Floating Rate
(TSFR1M + 226)
(a) (b)
3,000,000 2,947,584
AREIT Trust (AREIT)
Series 2021-CRE5 Class A – 6.24% 11/17/38 Floating
Rate (Mthly LIBOR + 108)
(a)
3,986,443 3,907,982
BFLD Trust (BFLD)
Series 2020-OBRK Class A – 7.31% 11/15/28 Floating
Rate (Mthly LIBOR + 205)
(a)
2,625,000 2,611,742
BPR Trust (BPR)
Series 2021-KEN Class A – 6.51% 2/15/29 Floating Rate
(Mthly LIBOR + 125)
(a)
3,000,000 2,945,283
BRSP Ltd. (BRSP)
Series 2021-FL1 Class A – 6.36% 8/19/38 Floating Rate
(US0001M + 115)
(a) (b)
2,500,000 2,434,500
CLNC Ltd. (CLNC)
Series 2019-FL1 Class  AS – 6.76% 8/20/35 Floating
Rate (TSFR1M + 166)
(a) (b)
4,694,000 4,590,914
FS Rialto Issuer LLC (FSRI)
Series 2022-FL5 Class A – 7.39% 6/19/37 Floating Rate
(TSFR1M + 230)
(a) (b)
4,500,000 4,467,604
Series 2022-FL7 Class A – 7.99% 10/19/39 Floating
Rate (TSFR1M + 290)
(a)
1,500,000 1,495,055
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A – 6.41% 7/16/35 Floating Rate
(Mthly LIBOR + 125)
(a) (b)
2,831,134 2,796,520
a
a a
$ Principal
Amount $ Value a
a
HERA Commercial Mortgage Ltd. (HCM)
Series  2021-FL1 Class A – 6.21% 2/18/38 Floating Rate
(US0001M + 105)
(a) (b)
3,887,117 3,758,628
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 – 6.21% 6/16/36 Floating Rate
(Mthly LIBOR + 105)
(a) (b)
3,657,487 3,624,573
Series 2021-FL1 Class AS – 6.56% 6/16/36 Floating
Rate (Mthly LIBOR + 140)
(a) (b)
4,000,000 3,898,508
Series 2021-FL2 Class A4 – 6.16% 9/17/36 Floating Rate
(Mthly LIBOR + 100)
(a) (b)
2,453,157 2,370,773
Hilton USA Trust (HILT)
Series 2016-SFP Class E – 5.52% 11/5/35
(a)
4,300,000 3,146,423
ILPT Commercial Mortgage Trust (ILPT)
Series 2022-LPF2 Class A – 7.39% 10/15/39 Floating
Rate (TSFR1M + 225)
(a)
1,000,000 998,990
KREF Ltd. (KREF)
Series 2021-FL2 Class A4 – 6.23% 2/15/39 Floating
Rate (Mthly LIBOR + 107)
(a) (b)
4,500,000 4,361,139
LoanCore Issuer Ltd. (LNCR)
Series 2018-CRE1 Class D – 8.14% 5/15/28 Floating
Rate (US0001M + 295)
(a) (b)
3,350,000 3,368,804
Series 2021-CRE5 Class A – 6.49% 7/15/36 Floating
Rate (Mthly LIBOR + 130)
(a) (b)
5,000,000 4,908,680
PFP Ltd. (PFP)
Series 2021-7 Class AS – 6.34% 4/14/38 Floating Rate
(Mthly LIBOR + 115)
(a) (b)
4,499,775 4,382,439
STWD Ltd. (STWD)
Series 2022-FL3 Class A – 6.42% 11/15/38 Floating
Rate (SOFR 30 Day Avg + 135)
(a) (b)
6,500,000 6,391,197
VMC Finance LLC (VMC)
Series 2021-FL4 Class A – 6.26% 6/16/36 Floating Rate
(Mthly LIBOR + 110)
(a)
2,310,478 2,251,228
a
Total Commercial Mortgage-Backed Securities (Cost $74,206,877) 72,262,378
Mortgage-Backed Securities - 8.7% a
a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 3649 Class A – 4% 3/15/25 117,883 116,024
Series 4107 Class LW – 1.75% 8/15/27 3,920,443 3,611,060
Series 4281 Class AG – 2.5% 12/15/28 67,745 66,425
Series 3003 Class LD – 5% 12/15/34 393,244 389,074
Series 2952 Class PA – 5% 2/15/35 137,090 134,225
Series 3620 Class PA – 4.5% 12/15/39 289,254 280,019
Series 3842 Class PH – 4% 4/15/41 400,819 380,674
a
Pass-Through Securities
Pool# G18296 – 4.5% 2/1/24 10,145 10,044
Pool# G18306 – 4.5% 4/1/24 23,167 22,927
Pool# G18308 – 4% 5/1/24 41,801 41,166
Pool# J13949 – 3.5% 12/1/25 438,573 428,756
Pool# E02804 – 3% 12/1/25 316,456 307,598
Pool# J14649 – 3.5% 4/1/26 361,518 352,819
Pool# E02948 – 3.5% 7/1/26 1,069,708 1,041,868
Pool# J16663 – 3.5% 9/1/26 966,225 939,305
Pool# E03033 – 3% 2/1/27 622,549 600,744
Pool# ZS8692 – 2.5% 4/1/33 649,500 600,703
Pool# G01818 – 5% 5/1/35 481,958 486,257
9,809,688

Short Duration Income Fund
(Continued)
Schedule of Investments
June 30, 2023 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2010-54 Class WA – 3.75% 6/25/25 216 215
a
Pass-Through Securities
Pool# MA1502 – 2.5% 7/1/23 371 371
Pool# 995960 – 5% 12/1/23 15 14
Pool# AD0629 – 5% 2/1/24 6 6
Pool# 930667 – 4.5% 3/1/24 15,978 15,777
Pool# 995693 – 4.5% 4/1/24 3,228 3,186
Pool# MA0043 – 4% 4/1/24 56,657 55,737
Pool# 995692 – 4.5% 5/1/24 44,161 43,635
Pool# 931739 – 4% 8/1/24 15,038 14,716
Pool# AE0031 – 5% 6/1/25 5,699 5,667
Pool# AD7073 – 4% 6/1/25 65,175 63,666
Pool# AL0471 – 5.5% 7/1/25 27,908 27,778
Pool# 310139 – 3.5% 11/1/25 560,203 546,996
Pool# AB1769 – 3% 11/1/25 234,513 227,985
Pool# AH3429 – 3.5% 1/1/26 1,271,037 1,240,359
Pool# AB2251 – 3% 2/1/26 353,843 343,274
Pool# AB3902 – 3% 11/1/26 291,224 281,021
Pool# AB4482 – 3% 2/1/27 1,531,011 1,474,631
Pool# AL1366 – 2.5% 2/1/27 575,011 549,470
Pool# AB6291 – 3% 9/1/27 316,298 303,657
Pool# MA3189 – 2.5% 11/1/27 526,276 500,986
Pool# MA3791 – 2.5% 9/1/29 1,276,819 1,195,505
Pool# BM5708 – 3% 12/1/29 874,813 838,328
Pool# MA0587 – 4% 12/1/30 1,230,088 1,201,164
Pool# BA4767 – 2.5% 1/1/31 702,755 653,501
Pool# AS7701 – 2.5% 8/1/31 2,128,915 1,974,506
Pool# 555531 – 5.5% 6/1/33 978,688 1,002,005
Pool# MA3540 – 3.5% 12/1/33 684,424 656,170
Pool# 725232 – 5% 3/1/34 90,610 91,311
Pool# 995112 – 5.5% 7/1/36 448,789 459,785
13,771,422
a
Government National Mortgage Association
Pass-Through Securities
Pool# 5255 – 3% 12/20/26 1,248,235 1,207,310
a
Non-Government Agency
Collateralized Mortgage Obligations
Bunker Hill Loan Depositary Trust (BHLD)
Series 2019-3A Class A1 – 2.72% 11/25/59
(a) (c)
596,775 571,760
Citigroup Mortgage Loan Trust (CMLTI)
Series 2014-A Class A – 4% 1/25/35
(a) (c)
349,233 327,949
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 – 3% 3/25/47
(a) (c)
436,203 394,414
Series 2021-7 Class B – 2.5% 8/25/51
(a) (c)
5,214,241 4,490,066
Series 2021-10IN Class A6 – 2.5% 10/25/51
(a) (c)
4,883,960 4,188,228
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2021-PJ9 Class A8 – 2.5% 2/26/52
(a) (c)
3,306,448 2,834,438
Series 2022-PJ1 Class AB – 2.5% 5/28/52
(a) (c)
3,992,872 3,405,692
Series 2022-PJ2 Class A24 – 3% 6/25/52
(a) (c)
2,602,875 2,277,904
Series 2020-NQM1 Class A1 – 1.38% 9/27/60
(a) (c)
392,466 355,689
JPMorgan Mortgage Trust (JPMMT)
Series 2014-2 Class 2A2 – 3.5% 6/25/29
(a) (c)
529,175 508,517
Series 2014-5 Class B – 2.77% 10/25/29
(a) (c)
1,352,243 1,276,851
a
a a
$ Principal
Amount $ Value a
a
Series 2016-3 Class A – 2.98% 10/25/46
(a) (c)
1,107,315 1,014,440
Series 2017-3 Class A – 2.5% 8/25/47
(a) (c)
2,454,820 2,105,305
Series 2018-6 Class 2A2 – 3% 12/25/48
(a) (c)
346,110 319,227
Series 2020-7 Class A – 3% 1/25/51
(a) (c)
88,575 85,915
Series 2020-8 Class A – 3% 3/25/51
(a) (c)
222,710 209,452
Series 2021-4 Class A4 – 2.5% 8/25/51
(a) (c)
2,114,044 1,827,720
Series 2021-6 Class B – 2.5% 10/25/51
(a) (c)
4,696,019 4,050,545
Series 2021-8 Class B – 2.5% 12/25/51
(a) (c)
1,546,628 1,328,607
Series 2022-2 Class A4A – 2.5% 8/25/52
(a) (c)
1,902,166 1,630,624
JPMorgan Wealth Management (JPMWM)
Series 2020-ATR1 Class A – 3% 2/25/50
(a) (c)
401,953 391,670
Rate Mortgage Trust (RATE)
Series 2021-J3 Class A7 – 2.5% 10/25/51
(a) (c)
4,293,673 3,669,012
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 – 2.5% 7/25/51
(a) (c)
5,464,886 4,716,034
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A – 4.5% 8/25/49
(a) (c)
172,923 169,149
Series 2020-3 Class A – 3% 4/25/50
(a) (c)
323,323 307,105
42,456,313
a
Total Mortgage-Backed Securities (Cost $74,967,546) 67,244,733
U.S. Treasuries - 24.5% a
a
U.S. Treasury Notes
2% 5/31/24 18,000,000 17,449,520
3% 6/30/24 1,000,000 976,453
3.25% 8/31/24 13,000,000 12,689,980
2.13% 11/30/24 2,500,000 2,394,775
1.5% 11/30/24 17,000,000 16,144,024
2.75% 2/28/25 2,000,000 1,927,148
1.13% 2/28/25 9,000,000 8,437,500
0.38% 4/30/25 5,000,000 4,601,367
2.88% 6/15/25 9,000,000 8,659,336
3.13% 8/15/25 8,000,000 7,728,281
0.25% 8/31/25 20,000,000 18,150,000
3.5% 9/15/25 7,000,000 6,812,012
4.25% 10/15/25 12,000,000 11,867,813
4% 2/15/26 12,000,000 11,817,422
1.88% 7/31/26 15,000,000 13,890,527
1.63% 10/31/26 17,000,000 15,550,684
2.25% 2/15/27 2,000,000 1,860,234
1.13% 2/28/27 10,000,000 8,925,586
1.13% 2/29/28 16,000,000 13,947,188
1.25% 3/31/28 7,000,000 6,127,871
a
Total U.S. Treasuries (Cost $202,430,714) 189,957,721
Cash Equivalents - 3.2% a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.95% (Cost
$24,470,340)
(d)
24,470,340 24,470,340

Short-Term Securities Held as Collateral for Securities on Loan - 0.1% a
a a
$ Principal
Amount $ Value a
a
Citibank N.A. DDCA
5.07% 74,671 74,671
Goldman Sachs Financial Square Government Fund
Institutional Class – 5.02% 672,037 672,037
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $746,708) 746,708
Total Investments in Securities (Cost $815,721,724) 786,306,842
Other Liabilities in Excess of Other Assets -  (1.5%) (11,241,951)
Net Assets - 100% 775,064,891
Net Asset Value Per Share - Investor Class 11.69
Net Asset Value Per Share - Institutional Class 11.72
^ This security or a partial position of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $731,109.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Foreign domiciled entity.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) Rate presented represents the 30 day average yield at June 30, 2023.

Ultra Short Government Fund
Schedule of Investments
June 30, 2023 (Unaudited)
Asset-Backed Securities - 2.7% a
a a
$ Principal
Amount $ Value a
a
Automobile
ACC Auto Trust (AUTOC)
Series 2021-A Class A – 1.08% 4/15/27
(a)
5,964 5,950
ACM Auto Trust (ACM)
Series 2023-1A Class A – 6.61% 1/22/30
(a)
169,951 169,731
Avid Automobile Receivables Trust (AVID)
Series 2023-1 Class A – 6.63% 7/15/26
(a)
166,684 165,983
CFMT LLC (CFMT)
Series 2021-AL1 Class B – 1.39% 9/22/31
(a)
190,357 182,798
First Investors Auto Owner Trust (FIAOT)
Series 2019-1A Class D – 3.55% 4/15/25
(a)
218,258 217,952
Flagship Credit Auto Trust (FCAT)
Series 2023-1 Class A1 – 4.92% 2/15/24
(a)
57,924 57,907
Foursight Capital Automobile Receivables Trust (FCRT)
Series 2023-1 Class A1 – 4.97% 2/15/24
(a)
86,067 86,039
GLS Auto Receivables Issuer Trust (GCAR)
Series 2021-4A Class A – 0.84% 7/15/25
(a)
49,263 48,965
LAD Auto Receivables Trust (LADAR)
Series 2022-1A Class A – 5.21% 6/15/27
(a)
180,051 178,002
Westlake Automobile Receivables Trust (WLAKE)
Series 2022-1A Class A2A – 1.97% 12/16/24
(a)
42,433 42,276
Wheels SPV 2 LLC (WHLS)
Series 2020-1A Class A2 – 0.51% 8/20/29
(a)
2,067 2,061
a
1,157,664
a
Consumer & Specialty Finance
LendingPoint Asset Securitization Trust (LDPT)
Series 2020-REV1 Class A – 2.73% 10/15/28
(a)
193,334 192,332
SoFi Consumer Loan Program Trust (SOFI)
Series  2023-1S Class A – 5.81% 5/15/31
(a)
376,876 376,308
Theorem Funding Trust (THRM)
Series 2021-1A Class A – 1.21% 12/15/27
(a)
23,125 22,987
Upstart Securitization Trust (UPST)
Series 2021-1 Class B – 1.89% 3/20/31
(a)
99,331 98,505
Series 2021-3 Class A – 0.83% 7/20/31
(a)
24,253 24,015
Series 2021-5 Class A – 1.31% 11/20/31
(a)
338,605 331,101
a
1,045,248
a
Equipment
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class  A1 – 5.63% 6/20/24
(a)
750,000 750,146
MMAF Equipment Finance LLC (MMAF)
Series 2022-B Class A1 – 4.92% 12/1/23
(a)
96,567 96,509
Pawnee Equipment Receivables Series LLC (PWNE)
Series 2022-1 Class A2 – 4.84% 2/15/28
(a)
335,151 333,302
1,179,957
a
Total Asset-Backed Securities (Cost $3,400,799) 3,382,869
U.S. Treasuries - 86.6% a
a
U.S. Treasury Notes
2.75% 7/31/23 15,000,000 14,971,005
2.5% 8/15/23 18,000,000 17,940,613
2.75% 8/31/23 6,000,000 5,975,464
2.88% 10/31/23 17,500,000 17,361,510
2.75% 11/15/23 19,000,000 18,824,441
2.13% 11/30/23 17,000,000 16,777,212
a
a a
$ Principal
Amount $ Value a
a
2.25% 1/31/24 8,000,000 7,853,346
2.75% 2/15/24 9,000,000 8,852,610
2.5% 4/30/24 2,000,000 1,952,344
a
Total U.S. Treasuries (Cost $110,587,809) 110,508,545
Cash Equivalents - 10.2% a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.95%
(b)
7,086,342 7,086,342
U.S. Treasury Bill 4.6% 8/1/23
(c)
6,000,000 5,975,555
a
Total Cash Equivalents (Cost $13,061,697) 13,061,897
Total Investments in Securities (Cost $127,050,305) 126,953,311
Other Assets Less Other Liabilities -  0.5% 647,584
Net Assets - 100% 127,600,895
Net Asset Value Per Share - Institutional Class 9.98
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Rate presented represents the 30 day average yield at June 30, 2023.
(c) Interest rates presented represent the effective yield at June 30, 2023.

Value Fund
Schedule of Investments
June 30, 2023 (Unaudited)
Common Stocks - 95.6% a
Information Technology
% of Net
Assets Shares $ Value
Application Software 9.7
Adobe, Inc.
(a)
60,000 29,339,400
Roper Technologies, Inc. 55,000 26,444,000
Salesforce, Inc.
(a)
125,000 26,407,500
a
IT Consulting & Other Services 6.9
Gartner, Inc.
(a)
90,000 31,527,900
Accenture plc - Class A
(b)
88,000 27,155,040
a
Semiconductors 4.8
Analog Devices, Inc. 210,000 40,910,100
a
Systems Software 3.5
Oracle Corp. 250,000 29,772,500
a
24.9 211,556,440
Financials
Transaction & Payment Processing Services 11.2
Visa, Inc. - Class A 170,000 40,371,600
Mastercard, Inc. - Class A 95,000 37,363,500
Fidelity National Information Services, Inc. 325,000 17,777,500
a
Multi-Sector Holdings 4.6
Berkshire Hathaway, Inc. - Class B
(a)
115,000 39,215,000
a
Insurance Brokers 3.3
Aon plc - Class A
(b)
80,000 27,616,000
a
Financial Exchanges & Data 3.1
S&P Global, Inc. 65,000 26,057,850
a
22.2 188,401,450
Communication Services
Interactive Media & Services 11.2
Alphabet, Inc. - Class C
(a)
495,000 59,880,150
Meta Platforms, Inc. - Class A
(a)
122,500 35,155,050
a
Cable & Satellite 8.0
Liberty Broadband Corp. - Class C
(a)
360,000 28,839,600
Liberty Media Corp.-Liberty SiriusXM - Class
C
(a)
700,000 22,911,000
Charter Communications, Inc. - Class A
(a)
43,821 16,098,521
a
19.2 162,884,321
Health Care
Life Sciences Tools & Services 8.1
Danaher Corp. 145,000 34,800,000
Thermo Fisher Scientific, Inc. 65,000 33,913,750
a
Health Care Services 2.8
Laboratory Corp. of America Holdings 100,000 24,133,000
a
10.9 92,846,750
a
Materials
% of Net
Assets Shares $ Value
Construction Materials 4.7
Vulcan Materials Co. 175,000 39,452,000
a
Industrial Gases 2.2
Linde plc 50,000 19,054,000
a
6.9 58,506,000
Consumer Discretionary
Broadline Retail 3.7
Amazon.com, Inc.
(a)
240,000 31,286,400
a
Automotive Retail 2.6
CarMax, Inc.
(a)
265,000 22,180,500
a
6.3 53,466,900
Industrials
Research & Consulting Services 5.2
CoStar Group, Inc.
(a)
500,000 44,500,000
a
Total Common Stocks (Cost $401,667,750) 812,161,861
Cash Equivalents - 4.5% a
a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.95%
(c)
13,227,788 13,227,788
U.S. Treasury Bills, 4.41% to 4.9%, 7/25/23 to
8/22/23
(d)
25,000,000 24,882,546
a
Total Cash Equivalents (Cost $38,108,731) 38,110,334
Total Investments in Securities (Cost $439,776,481) 850,272,195
Other Liabilities in Excess of Other Assets -  (0.1%) (753,572)
Net Assets - 100% 849,518,623
Net Asset Value Per Share - Investor Class 49.94
Net Asset Value Per Share - Institutional Class 51.23
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) Rate presented represents the 30 day average yield at June 30, 2023.
(d) Interest rates presented represent the effective yield at June 30, 2023.

NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2023 (Unaudited)
(1) Disclaimer
The schedule of portfolio holdings are unaudited and are presented for informational purposes only. Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.
(2) Affiliated Issuers
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund's holdings of an issuer represent 5%
or more of the outstanding voting securities of the issuer. A summary of each Fund's holdings in the securities of such issuers is set forth below:
(3) Additional Information
The Funds’ annual and semi-annual reports contain further information, including the Funds’ significant accounting policies, pricing and fair valuation information and risks. These reports are available on the Funds’ website at weitzinvestments.com.
Partners Ill Opportunity Fund
Value
3/31/202 3
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain(Loss)
Net Change in Unrealized
Appreciation/Depreciation
Value
6/30/2023
Shares as of
6/30/2023
Dividend
Income
Capital Gains
Distributions
CoreCard Corp. $ 15,215,650 $— $ (130,767) $ 127,267 $ (2,532,150) $ 1 2,680,000 500,000 $ — $—